SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 Post-Effective Amendment No.     8        (File No. 33-40779)             [x]
                               ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              8       (File No. 812-7731)            [x]
                               ---------

                        (Check appropriate box or boxes)

                              IDS LIFE ACCOUNT SBS
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

IDS Tower 10, Minneapolis, MN                                     55440-0010
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)               (Zip Code)

Depositor's Telephone Number, including Area Code               (612) 671-3678
--------------------------------------------------------------------------------

          Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on April 30, 1999  pursuant  to  paragraph  (b) of Rule 485
[ ] 60 days  after  filing pursuant to paragraph (a)(i) of Rule 485
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                SYMPHONY ANNUITY

PROSPECTUS/APRIL 30, 1999

Individual flexible premium deferred combination fixed/variable annuity.

IDS LIFE ACCOUNT SBS

Issued by:

IDS Life Insurance Company (IDS Life)
IDS Tower 10
Minneapolis, MN 55440-0010
Telephone: (800) 422-3542

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:

- Greenwich Street Series Fund, and

- IDS Life Retirement Annuity Mutual Funds.

Please read the prospectuses carefully and keep them for future reference. This contract is available for qualified and nonqualified retirement plans.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS ANNUITY IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS ANNUITY INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the Securities and Exchange Commission (SEC), and is available without charge by contacting IDS Life at the telephone number above or by completing and sending the order form on page 32 of this prospectus. The table of contents of the SAI is on page 31 of this prospectus.

1 PROSPECTUS

SYMPHONY ANNUITY

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Key Terms.........................................................     3
The Contract in Brief.............................................     4
Expense Summary...................................................     5
Condensed Financial Information (Unaudited).......................     8
Financial Statements..............................................    10
Performance Information...........................................    10
The Variable Account..............................................    11
The Funds.........................................................    12
The Fixed Account.................................................    14
Buying Your Contract..............................................    14
Charges...........................................................    16
Valuing Your Investment...........................................    18
Making the Most of Your Contract..................................    19
Surrenders........................................................    22
TSA - Special Surrender Provisions................................    22
Changing Ownership................................................    23
Benefits in Case of Death.........................................    23
The Annuity Payout Period.........................................    24
Taxes.............................................................    25
Voting Rights.....................................................    28
About the Service Providers.......................................    28
Year 2000.........................................................    29
Table of Contents of the Statement of Additional Information......    31

2 PROSPECTUS

SYMPHONY ANNUITY

------------------------------------------------------------------

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT -- A measure of the value of each variable subaccount before annuity payouts begin.

ANNUITANT -- The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS -- An amount paid at regular intervals under one of several plans.

BENEFICIARY -- The person you designate to receive annuity benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT VALUE -- The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT -- An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS -- Mutual funds and/or portfolios that are investment options under your contract, each with a different investment objective. You may allocate your purchase payments into variable accounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY -- A contract that you purchase for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs)

- Simplified Employee Pension (SEP) plans

- Section 401(k) plans

- Custodial and trusteed pension and profit sharing plans

- Tax Sheltered Annuities (TSAs)

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE -- The date when annuity payouts are scheduled to begin.

SURRENDER VALUE -- The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT -- Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

3 PROSPECTUS

SYMPHONY ANNUITY

------------------------------------------------------------------

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the contract. The contract provides lifetime or other forms of payouts beginning at a specified date (the retirement date). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to an existing annuity.

FREE LOOK PERIOD: You may return your contract to your financial consultant or to our office within 10 days after it is delivered to you and receive a full refund of the contract value. No charges will be deducted. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 12)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 14)

BUYING YOUR CONTRACT: Your financial consultant will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future. (p. 14)

- Minimum initial purchase payment -- $5,000 for nonqualified annuities; $500 for qualified annuities

- Minimum additional purchase payment -- $500 for nonqualified annuities; $50 for qualified annuities

- Maximum total purchase payments - $1,000,000

TRANSFERS: Subject to certain restrictions you currently may redistribute your money among the subaccounts and the fixed account without charge at any time until annuity payouts begin. You may establish automated transfers among the fixed account and subaccounts. Fixed account transfers are subject to special restrictions. (p. 19)

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You may also establish systematic withdrawals. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions may apply. (p. 22)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 23)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to contract value. (p. 23)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. Payouts will be made on a fixed basis. (p. 24)

TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply). Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 25)

4 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

CHARGES:

- $30 annual contract administrative charge;

- 0.25% variable account administrative charge;

- 1.25% mortality and expense risk fee;

- surrender charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin); and

- the operating expenses of the funds.

--------------------------------------------------------------------------------

EXPENSE SUMMARY
The purpose of this table is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that you bear directly or indirectly for the subaccounts and funds below. Some expenses may vary as we explain under "Charges."

ANNUAL CONTRACT OWNER EXPENSES:
-------------------------------------------------
SURRENDER CHARGE      CONTRACT YEARS   PERCENTAGE
                      --------------   ----------
(contingent deferred        1              6%
sales charge as a           2              5
percentage of               3              4
purchase                    4              3
payments)                   5              2
                            6              1
                       7 and later         0

CONTRACT ADMINISTRATIVE CHARGE                $30

ANNUAL SUBACCOUNT EXPENSES (as a percentage
of average daily net assets of the
subaccounts:
--------------------------------------------
VARIABLE ACCOUNT ADMINISTRATIVE
CHARGE...............................  0.25%
MORTALITY AND EXPENSE RISK FEE.......  1.25%
--------------------------------------------
TOTAL ANNUAL SUBACCOUNT EXPENSES.....  1.50%
--------------------------------------------
--------------------------------------------

5 PROSPECTUS

SYMPHONY ANNUITY

------------------------------------------------------------------
ANNUAL OPERATING EXPENSES OF THE FUNDS

(as a percentage of average daily net assets):
------------------------------------------------------------------------------------------------------------------
                                                                   DIVERSIFIED
                                                                    STRATEGIC     EMERGING    EQUITY      EQUITY
                                                   APPRECIATION      INCOME        GROWTH     INCOME       INDEX
                                                    PORTFOLIO       PORTFOLIO     PORTFOLIO  PORTFOLIO   PORTFOLIO
                                                   ------------   -------------   --------   ---------   ---------
Management fees..................................      .75%            .65%         .95%       .65%        .21%
Other expenses...................................      .05             .13          .33        .14         .09
                                                   ---------------------------------------------------------------
Total(1).........................................      .80%            .78%        1.28%       .79%        .30%(2)
                                                   ---------------------------------------------------------------
                                                   ---------------------------------------------------------------

(as a percentage of average daily net assets):
-------------------------------------------------

                                                   GROWTH AND   INTERMEDIATE   INTERNATIONAL     MONEY       TOTAL
                                                     INCOME      HIGH GRADE       EQUITY        MARKET      RETURN
                                                   PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO
                                                   ----------   ------------   -------------   ---------   ---------
Management fees..................................     .65%          .60%           1.05%          .50%       .75%
Other expenses...................................     .07           .33             .35           .74        .04

                                                   -----------------------------------------------------------------
Total(1).........................................     .72%          .93%           1.40%         1.24%(2)    .79%

                                                   -----------------------------------------------------------------
                                                   -----------------------------------------------------------------

(1) Annualized operating expenses of underlying portfolios at Dec. 31, 1998.

(2) Figures in "Management fees," "Other expenses" and "Total" reflects waiver of expenses by the investment advisor for the Money Market Portfolio and Equity Index Portfolio. If there had been no reimbursement of expenses in 1998, the "Management fees", "Other expenses" and "Total" that would have been incurred for the last completed fiscal year would be: 0.21%, 0.21%, 0.42%, respectively for the Equity Index Portfolio, and 0.50%, 1.24%, 1.74%, respectively, for the Money Market Porfolio.

EXAMPLE:*
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender at the end of each time period.

1 Year...................  $ 84.04  $ 83.83  $ 88.96  $ 83.93  $ 78.91  $ 83.22  $ 85.37  $ 90.19  $ 88.55  $ 83.93
3 Years..................   114.00   113.38   128.71   113.69    98.52   111.53   118.00   132.36   127.49   113.69
5 Years..................   146.59   145.56   171.00   146.07   120.62   142.47   153.25   177.03   168.99   146.07
10 Years.................   270.48   268.43   318.58   269.45   217.89   262.24   283.74   330.25   314.66   269.45

You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:

1 Year...................  $ 24.04  $ 23.83  $ 28.96  $ 23.93  $ 18.91  $ 23.22  $ 25.37  $ 30.19  $ 28.55  $ 23.93
3 Years..................    74.00    73.38    88.71    73.69    58.52    71.53    78.00    92.36    87.49    73.69
5 Years..................   126.59   125.56   151.00   126.07   100.62   122.47   133.25   157.03   148.99   126.07
10 Years.................   270.48   268.43   318.58   269.45   217.89   262.24   283.74   330.25   314.66   269.45

* In this example, the $30 annual contract administrative charge is approximated as a 0.045% charge based on our average contract size.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

6 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

                                     IDS LIFE     IDS     IDS LIFE
                                     CAPITAL     LIFE     SPECIAL
                                     RESOURCE   MANAGED    INCOME
                                     --------   -------   --------
Management fees....................     .59%       .59%      .60%
Other expenses.....................     .07        .04       .07
                                     -----------------------------
Total(1)...........................     .66%       .63%      .67%
                                     -----------------------------
                                     -----------------------------

(1) Annualized operating expenses of underlying mutual funds at Dec. 31, 1998.

EXAMPLE*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender at the end of each time period.

1 Year.............................  $ 82.60  $ 82.29  $ 82.70
3 Years............................   109.68   108.75   109.99
5 Years............................   139.37   137.82   139.89
10 Years...........................   256.02   252.89   257.06

You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:

1 Year.............................  $ 22.60  $ 22.29  $ 22.70
3 Years............................    69.68    68.75    69.99
5 Years............................   119.37   117.82   119.89
10 Years...........................   256.02   252.89   257.06

* In this example, the $30 annual contract administrative charge is approximated as a 0.045% charge based on our average contract size.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

7 PROSPECTUS

SYMPHONY

------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION (UNAUDITED)
The following tables give per-unit information about the financial history of each subaccount.

                                                                              Year ended Dec. 31,
                                                         --------------------------------------------------------------
                                                           1998    1997    1996    1995    1994    1993    1992    1991
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT AAP(1) (INVESTING IN SHARES OF APPRECIATION
PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period            $2.10   $1.68   $1.43   $1.12   $1.15   $1.09   $1.05   $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                  $2.46   $2.10   $1.68   $1.43   $1.12   $1.15   $1.09   $1.05
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)                                     34,729  48,070  53,860  63,015  68,920  65,534  48,842  10,929
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets          1.50%   1.50%   1.50%   1.50%   1.50%   1.50%   1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ADS(1) (INVESTING IN SHARES OF DIVERSIFIED
STRATEGIC INCOME PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period            $1.43   $1.34   $1.23   $1.07   $1.12   $1.01   $1.01   $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                  $1.50   $1.43   $1.34   $1.23   $1.07   $1.12   $1.01   $1.01
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)                                     29,052  37,359  41,939  45,720  48,740  36,618  19,768   3,869
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets          1.50%   1.50%   1.50%   1.50%   1.50%   1.50%   1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT AEG(2) (INVESTING IN SHARES OF EMERGING
GROWTH PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period            $1.85   $1.56   $1.35   $0.96   $1.04   $1.00      --      --
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                  $2.50   $1.85   $1.56   $1.35   $0.96   $1.04      --      --
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)                                      7,865  10,123  11,449  12,247  11,353   2,022      --      --
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets          1.50%   1.50%   1.50%   1.50%   1.50%   1.50%      --      --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT AEM(1) (INVESTING IN SHARES OF EQUITY INCOME
PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period            $1.79   $1.47   $1.41   $1.08   $1.22   $1.12   $1.02   $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                  $2.06   $1.79   $1.47   $1.41   $1.08   $1.22   $1.12   $1.02
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)                                     17,404  24,835  29,866  35,868  39,594  48,057  23,184   3,835
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets          1.50%   1.50%   1.50%   1.50%   1.50%   1.50%   1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT AEX(1) (INVESTING IN SHARES OF EQUITY INDEX
PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period            $2.46   $1.89   $1.58   $1.18   $1.19   $1.11   $1.06   $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                  $3.12   $2.46   $1.89   $1.58   $1.18   $1.19   $1.11   $1.06
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)                                      6,349   8,512   9,114   8,552   7,552   6,454   3,748     636
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets          1.50%   1.50%   1.50%   1.50%   1.50%   1.50%   1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT AGI(1) (INVESTING IN SHARES OF GROWTH AND
INCOME PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period            $2.03   $1.68   $1.42   $1.11   $1.16   $1.08   $1.01   $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                  $2.24   $2.03   $1.68   $1.42   $1.11   $1.16   $1.08   $1.01
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)                                     14,520  19,668  21,299  23,037  25,102  20,774  10,136   1,881
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets          1.50%   1.50%   1.50%   1.50%   1.50%   1.50%   1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT AIH(1) (INVESTING IN SHARES OF INTERMEDIATE
HIGH GRADE PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period            $1.34   $1.25   $1.25   $1.08   $1.13   $1.06   $1.02   $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                  $1.41   $1.34   $1.25   $1.25   $1.08   $1.13   $1.06   $1.02
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)                                      7,968   9,640  10,509  11,659  11,655   8,070   3,417     682
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets          1.50%   1.50%   1.50%   1.50%   1.50%   1.50%   1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT AIE(2) (INVESTING IN SHARES OF INTERNATIONAL
EQUITY PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period            $1.11   $1.17   $0.97   $0.91   $1.04   $1.00      --      --
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                  $1.31   $1.12   $1.17   $0.97   $0.91   $1.04      --      --
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)                                     16,880  23,936  27,135  28,243  29,353   5,528      --      --
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets          1.50%   1.50%   1.50%   1.50%   1.50%   1.50%      --      --
-----------------------------------------------------------------------------------------------------------------------

8 PROSPECTUS

SYMPHONY

--------------------------------------------------------------------------------

                                                                              Year ended Dec. 31,
                                                         --------------------------------------------------------------
                                                           1998    1997    1996    1995    1994    1993    1992    1991
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT AMO(1) (INVESTING IN SHARES OF MONEY MARKET
PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period            $1.15   $1.12   $1.08   $1.04   $1.02   $1.02   $1.00   $1.00
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                  $1.18   $1.15   $1.12   $1.08   $1.04   $1.02   $1.02   $1.00
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)                                      3,418   3,661   4,930   4,822   6,298   3,175   2,061     828
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets          1.50%   1.50%   1.50%   1.50%   1.50%   1.50%   1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------
Simple yield(4)                                           2.43%   3.05%   2.52%   2.75%   2.14%   0.72%   0.78%   2.00%
-----------------------------------------------------------------------------------------------------------------------
Compound yield(4)                                         2.46%   3.09%   2.55%   2.79%   2.16%   0.72%   0.78%   2.02%
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ATR(2) (INVESTING IN SHARES OF TOTAL RETURN
PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period            $1.91   $1.66   $1.35   $1.09   $1.03   $1.00      --      --
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                  $1.97   $1.91   $1.66   $1.35   $1.09   $1.03      --      --
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)                                     14,575  18,783  20,195  20,934  18,918   2,486      --      --
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets          1.50%   1.50%   1.50%   1.50%   1.50%   1.50%      --      --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ACR(3) (INVESTING IN SHARES OF IDS LIFE
CAPITAL RESOURCE FUND)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period            $1.62   $1.33   $1.25   $0.99   $1.00      --      --      --
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                  $1.98   $1.62   $1.33   $1.25   $0.99      --      --      --
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)                                        368     463     528     519     560      --      --      --
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets          1.50%   1.50%   1.50%   1.50%   1.50%      --      --      --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT AMG(3) (INVESTING IN SHARES OF IDS LIFE
MANAGED FUND, INC.)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period            $1.61   $1.37   $1.19   $0.97   $1.00      --      --      --
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                  $1.84   $1.61   $1.37   $1.19   $0.97      --      --      --
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)                                        649   1,100     785     716     298      --      --      --
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets          1.50%   1.50%   1.50%   1.50%   1.50%      --      --      --
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ASI(3) (INVESTING IN SHARES OF IDS LIFE
SPECIAL INCOME FUND)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period            $1.35   $1.26   $1.20   $0.99   $1.00      --      --      --
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period                  $1.35   $1.35   $1.26   $1.20   $0.99      --      --      --
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)                                        629     869     742     722     351      --      --      --
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets          1.50%   1.50%   1.50%   1.50%   1.50%      --      --      --
-----------------------------------------------------------------------------------------------------------------------

(1)  Operations commenced on Oct. 16, 1991.
(2)  Operations commenced on Dec. 2, 1993.
(3)  Operations commenced on Oct. 3, 1994.
(4) Net of annual contract administrative charge and mortality and expense risk fee.

9 PROSPECTUS

SYMPHONY

------------------------------------------------------------------

FINANCIAL STATEMENTS
You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. Although we will base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

- the contract administrative charge,

- variable account administrative charge,

- mortality and expense risk fee, and

- surrender charge (assuming a surrender at the end of the illustrated period).

We also may make optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). Total return quotations may be shown by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and 10 years (or up to the life of the variable subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return will be higher than average annual total return because it is not averaged.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on page one of this prospectus.

10 PROSPECTUS

SYMPHONY

--------------------------------------------------------------------------------

THE VARIABLE ACCOUNT
You may allocate payments to any or all the subaccounts of the variable account that invest in shares of the following funds:

SUBACCOUNT  INVESTING IN:
----------  --------------------------------
AAP         Appreciation Portfolio
ADS         Diversified Strategic Income
            Portfolio
AEG         Emerging Growth Portfolio
AEM         Equity Income Portfolio
AEX         Equity Index Portfolio
AGI         Growth & Income Portfolio
ACG         IDS Life Capital Resource Fund
AMG         IDS Life Managed Fund
ASI         IDS Life Special Income Fund
AIH         Intermediate High Grade
            Portfolio
AIE         International Equity Portfolio
AMO         Money Market Portfolio
ATR         Total Return Portfolio

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the Internal Revenue Service (IRS) indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that each contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The variable account was established under Minnesota law on May 9, 1991. On Nov. 3, 1993 the name of the variable account was changed from IDS Life Account SLB to IDS Life Account SBS. The subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

11 PROSPECTUS

SYMPHONY ANNUITY

------------------------------------------------------------------

THE FUNDS
APPRECIATION PORTFOLIO
Objective: long-term appreciation of capital. The Portfolio invests primarily in equity and equity-related securities that are believed to afford attractive opportunities for appreciation.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Objective: high current income. The Portfolio allocates and reallocates its assets primarily among three types of fixed-income securities -- U.S. securities and mortgage-related securities, foreign government securities and corporate securities rated below investment grade (commonly known as junk bonds). See the section of the Greenwich Street Series Fund's prospectus entitled "Below investment grade corporate fixed income securities" for further information on these bonds.

EMERGING GROWTH PORTFOLIO
Objective: capital appreciation. The Portfolio invests at least 65% of its total assets in common stocks of small- and medium-sized companies (both domestic and foreign) in the early stages of their life cycle, that its investment adviser believes have the potential to become major enterprises.

EQUITY INCOME PORTFOLIO
Objective: current income. Long-term capital appreciation is a secondary goal. The Portfolio invests principally in dividend-paying common stocks of companies whose prospects for dividend growth and capital appreciation are considered favorable, concentrating at least 25% of its assets in the utility industry.

EQUITY INDEX PORTFOLIO
Objective: provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks, as measured by the S&P 500 Index. Once the Portfolio reaches a sufficient asset size, it will seek to achieve its goal by owning all 500 stocks in the S&P 500 Index in proportion to their actual market capitalization weightings.

GROWTH & INCOME PORTFOLIO
Objective: income and long-term capital growth. The Portfolio invests in income-producing equity securities (including dividend-paying common stocks), securities that are convertible into common stocks and warrants meeting certain specified investment criteria.

IDS LIFE CAPITAL RESOURCE FUND
Objective: capital appreciation. Invests primarily in U.S. common stocks.

IDS LIFE MANAGED FUND
Objective: maximum total investment return through a combination of capital growth and current income. Invests primarily in stocks, convertible securities, bonds and money market instruments.

IDS LIFE SPECIAL INCOME FUND
Objective: high level of current income while conserving the value of the investment for the longest time period. Invests primarily in investment-grade bonds.

INTERMEDIATE HIGH GRADE PORTFOLIO
Objective: provide as high a level of current income as is consistent with the protection of capital. The Portfolio invests (under normal market conditions) substantially all, but not less than 65% of its assets in U.S. government securities and in high-grade corporate bonds of U.S. issuers (i.e., bonds rated within the three highest rating categories by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group or, if not rated, bonds believed to be of comparable quality).

12 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
Objective: provide a total return on assets from growth of capital and income. The Portfolio invests (under normal market conditions) at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers.

MONEY MARKET PORTFOLIO
Objective: maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio invests in short-term money market instruments deemed to present minimal credit risks and considered to be "Eligible Securities" as defined by the SEC.

TOTAL RETURN PORTFOLIO
Objective: provide shareholders with total return, consisting of long-term capital appreciation and income. The Portfolio primarily invests in a diversified portfolio of dividend-paying common stocks.

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that the investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and qualified plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or qualified plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and qualified plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and qualified plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and qualified plan accounts.

The IRS issued final regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (the
Code). Each fund intends to comply with these requirements.

The investment advisors or managers for the funds are as follows:

- Appreciation Portfolio -- SSBC Fund Management Inc. (SSBC).

- Diversified Strategic Income Portfolio -- SSBC Smith Barney Global Capital Management, Inc. serves as sub-investment advisor.

- Emerging Growth Portfolio -- Van Kampen Asset Management, Inc.

- Equity Income Portfolio -- SSBC.

- Equity Index Portfolio -- Travelers Investment Management Company.

- Growth & Income Portfolio -- SSBC.

- IDS Life Retirement Annuity Mutual Funds -- IDS Life. AEFC is the investment advisor for the IDS Life Retirement Annuity Mutual Funds. American Express Asset Management International, Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund.

- Intermediate High Grade Portfolio -- SSBC.

- International Equity Portfolio -- SSBC.

- Money Market Portfolio -- SSBC.

- Total Return Portfolio -- SSBC and Davis Skaggs Investment Management, a division of SSBC.

13 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on page one of this prospectus.

--------------------------------------------------------------------------------

THE FIXED ACCOUNT
You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account, the company's main portfolio of investments. We credit and compound interest daily to produce an effective annual interest rate. We will change the interest rate from time to time at our discretion.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

--------------------------------------------------------------------------------

BUYING YOUR CONTRACT
Your financial consultant will help you prepare and submit your application, and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a nonqualified annuity or become an annuitant if you are age 75 or younger. You can buy a qualified annuity or become an annuitant if you are age 65 or younger.

When you apply, you may select:

- the fixed account and/or the subaccounts in which you want to invest, and

- how you wish to make purchase payments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE RETIREMENT DATE
Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES, the retirement date must be:

- no later than the annuitant's 85th birthday or 10 years after issue, whichever is later.

FOR QUALIFIED ANNUITIES, to avoid IRS penalty taxes, retirement payments generally must be:

- on or after the annuitant turns 59 1/2; and

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

14 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

- for all other qualified annuities by April 1 of the year which the annuitant reaches age 70 1/2; or the calendar year when the annuitant retires.

However, in no case can the retirement date be later than the annuitant's 85th birthday or 10 years after issue, whichever is later.

BENEFICIARY
If death benefits become payable before the retirement date (while this contract is in force and before annuity payouts begin), we will pay your named beneficiary all or part of the contract value. If there is no beneficiary, then your estate will be the beneficiary. (See "Benefits in case of death" for more about beneficiaries.)

PURCHASE PAYMENT AMOUNTS

INITIAL PURCHASE PAYMENT:
Nonqualified:                      $5,000
Qualified:                         $500

-Minimum additional purchase payment*:
Nonqualified:                      $500
Qualified:                         $50

  * In Washington you may make additional purchase payments for a nonqualified annuity until age 80 and until age 65 for a qualified annuity.

MAXIMUM PURCHASE PAYMENTS**:  $1 million

 ** We reserve the right to change maximum limits. For qualified annuities the qualified plans on the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

BY LETTER

Send your check along with your name and contract number to:

REGULAR MAIL:

IDS Life Insurance Company
Box 74
Minneapolis, MN 55440-0074

EXPRESS MAIL:

IDS Life Insurance Company
Attn: T8/829
733 Marquette Avenue
Minneapolis, MN 55402

15 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

CHARGES
CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. If you fully surrender your contract, we will deduct a reduced contract administrative charge that is prorated based on the number of days from your last contract anniversary to the date of full surrender. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.25% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge. It does not apply to values allocated to the fixed account and it does not apply after annuity payouts begin.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25 % of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for assumption of the mortality risk, and one-third is for our assumption of the expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payments according to the terms of the contracts no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in the actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender part or all of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the contract value is surrendered during the first six payment years following a purchase payment. The surrender charge starts at 6% of a purchase payment in the first payment year and is reduced by 1% each payment year thereafter. This means that there is no surrender charge after six payment years. In addition, there is no surrender charge when contract values are applied to a retirement payment plan or for a death benefit. The surrender charge is used to help defray expenses incurred in the sale of the contract including commissions and other promotional or distribution expenses associated with the printing and distribution of prospectuses and sales material.

16 PROSPECTUS

SYMPHONY ANNUITY

------------------------------------------------------------------
After the first contract year, you may surrender up to 10% of the contract value on your prior contract anniversary in one or more surrenders each contract year without incurring a surrender charge. The 10% withdrawal provision is subject to other contract provisions and terms including those on partial surrenders. In addition, there is no surrender charge on contract earnings, which equal:

- the contract value; minus

- the sum of all purchase payments received that have not been previously surrendered; minus

- the amount of the 10% free withdrawal, if applicable.

For purposes of determining the amount of any surrender charge, we deem surrenders to be taken first from any applicable 10% free withdrawal amount; next from purchase payments (on a first in-first out basis); and finally from contract earnings (in excess of any 10% free withdrawal amount).

EXAMPLE OF SURRENDER CHARGE:

ASSUMPTIONS:
-----------------------------------------------------------
Initial purchase payment at Annuity issue date of
May 1, 1999.......................................  $10,000

Subsequent purchase payment on July 1, 2002.......   20,000

Account value on contract anniversary, April 29,
2003..............................................   40,000

Account value on October 12, 2003.................   42,000
-----------------------------------------------------------

FULL SURRENDER ON OCTOBER 12, 2003:
-------------------------------------------------------------------------------------------------------------
BASIS OF    RATE OF             DOLLAR AMOUNT
CHARGE      SURRENDER CHARGE    OF CHARGE        EXPLANATION OF CHARGE

                                                 10% of prior contract anniversary contract value surrendered
 $ 4,000    None                $   0            free

                                                 Payment made in contract year 1; surrendered at payment year
 $10,000    2%                  $ 200            5 rate

                                                 Payment made in contract year 4; surrendered at payment year
 $20,000    5%                  $1,000           2 rate

 $ 8,000    None                $   0            No charge on contract earnings
-------------------------------------------------------------------------------------------------------------
      Total Surrender Charge:   $1,200

PARTIAL SURRENDER OF $15,000 ON OCTOBER 12, 2003:
-------------------------------------------------------------------------------------------------------------
BASIS OF    RATE OF             DOLLAR AMOUNT
CHARGE      SURRENDER CHARGE    OF CHARGE        EXPLANATION OF CHARGE

                                                 10% of prior contract anniversary contract value surrendered
 $ 4,000    None                $ 0              free

                                                 Payment made in contract year 1; surrendered at payment year
 $10,000    2%                  $200             5 rate

                                                 Payment made in contract year 4; surrendered at payment year
 $ 1,000    5%                  $ 50             2 rate
-------------------------------------------------------------------------------------------------------------
      Total Surrender Charge:   $250

SURRENDER CHARGE ON PARTIAL SURRENDER -- For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract will be the amount you request plus any applicable surrender charge. We apply the surrender charge to this total amount. We pay the amount you requested.

17 PROSPECTUS

SYMPHONY ANNUITY

------------------------------------------------------------------

POSSIBLE REDUCTION IN CHARGES -- In some cases, we may incur lower sales and administrative expenses or perform fewer services. In those cases, we may, at our discretion, reduce or eliminate certain administrative and surrender charges. However, we expect this to occur infrequently, if at all.

PREMIUM TAXES -- Certain state and local governments impose premium taxes (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. In some cases, we deduct premium taxes from your purchase payments before they are allocated. In other cases, we deduct them when you surrender your contract or when annuity payouts begin.

--------------------------------------------------------------------------------

VALUING YOUR INVESTMENT
We value your fixed account and subaccounts as follows:

FIXED ACCOUNT: We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated contract administrative charge.

SUBACCOUNTS: We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests.

The dollar value of each accumulation unit can rise or fall daily depending on the subaccount expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS
To calculate the number of accumulation units for a particular subaccount, we divide your investment, after deduction of any premium taxes, by the current accumulation unit value.

ACCUMULATION UNIT VALUE
The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

NET INVESTMENT FACTOR
We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

18 PROSPECTUS

SYMPHONY ANNUITY

--------------------------------------------------------------------------------

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS
Accumulation units may change in two ways: in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;

- surrender charges; and/or

- prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

- changes in funds' net asset value;

- dividends distributed to the subaccounts;

- capital gains or losses of funds;

- fund operating expenses;

- mortality and expense risk fees; and/or

- variable account administrative charges.

--------------------------------------------------------------------------------

MAKING THE MOST OF YOUR CONTRACT
TRANSFERRING MONEY BETWEEN ACCOUNTS
You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time.

TRANSFER POLICIES

- You may transfer contract values between the subaccounts or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months following that transfer.

- You may transfer between the subaccounts and the fixed account up to the six times per contract year. This limit may be waived if the automated transfer of contract value is in effect.

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--------------------------------------------------------------------------------

HOW TO REQUEST A TRANSFER OR SURRENDER

1  BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

REGULAR MAIL:
IDS Life Insurance Company
Attn: T8/829
IDS Tower 10
Minneapolis, MN 55440-0010

EXPRESS MAIL:
IDS Life Insurance Company
Attn: T8/829
733 Marquette Avenue
Minneapolis, MN 55402

MINIMUM AMOUNT
Transfers:   $500 or entire account balance
Surrenders:  $500 (If a partial surrender would reduce the account balance to less than $500, you either cannot make the surrender or you must surrender the full account value.)

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value

2  BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial consultant can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated transfers and automated partial surrenders are subject to all of the contract provisions and terms, including transfer of contract values between accounts.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT
Transfers:   $100
Surrenders:  $500 (If a partial surrender would reduce the account balance to less than $500, you either cannot make the surrender or you must surrender the full account value.)

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------------------------------------------------------------------
3  BY PHONE

Call between 8 a.m. and 4:30 p.m. Central time:
1-800-422-3542 (toll free)

MINIMUM AMOUNT
Transfers:   $500 or entire account balance
Surrenders:  $500 (If a partial surrender would reduce the account balance to less than $500, you either cannot make the surrender or you must surrender the full account value.)

MAXIMUM AMOUNT
Transfers:   Contract value
Surrenders:  $40,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

4  BY SYSTEMATIC WITHDRAWALS

You may start or stop this service by written request or other method acceptable to us. You must allow 30 days' notice for us to change any instructions that are currently in place.

You may withdraw amounts of up to 10 percent of the contract value at the beginning of the contract year. We will not deduct surrender charges for first-year systematic withdrawals of amounts up to 10 percent of the initial purchase payment. Systematic withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn. You should consult your tax advisor regarding the tax consequences of systematic withdrawals.

You may designate withdrawals from the contract in one of the following ways:

- withdrawing a specific total dollar amount prorated from all accounts in which you have a balance (if no other choice is made, we will withdraw amounts under this method);

- withdrawing a specific total dollar amount and specifying which percentage of that total amount will be withdrawn from all accounts in which you have a balance; or

- withdrawing only the interest credited to the fixed account over the systematic withdrawal period.

MINIMUM CONTRACT VALUE               $5,000

MINIMUM SYSTEMATIC WITHDRAWAL AMOUNT  $100

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--------------------------------------------------------------------------------

SURRENDERS
You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. We will compute the value of your contract at the next accumulation unit value calculated after we receive your request. For total surrenders we may ask you to return the contract. You may have to pay surrender charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin.

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

- payable to you.

- mailed to address of record within seven days after receiving your request.

However, we may postpone the payment if:

  -- the surrender amount includes a purchase payment check that has not cleared;

  --  the NYSE is closed, except for normal holiday and weekend closings;

  --  trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

NOTE: We will charge you a fee if you request express mail delivery.

--------------------------------------------------------------------------------

TSA -- SPECIAL SURRENDER PROVISIONS
PARTICIPANTS IN TAX-SHELTERED ANNUITIES: The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  --  you are at least age 59 1/2;

  --  you are disabled as defined in the Code;

  --  you separated from the service of the employer who purchased the contract;
      or

  --  the distribution is because of your death.

- If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

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--------------------------------------------------------------------------------

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

--------------------------------------------------------------------------------

CHANGING OWNERSHIP
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code.

--------------------------------------------------------------------------------

BENEFITS IN CASE OF DEATH
If you or the annuitant die before the retirement date while the contract is in force we will pay the beneficiary as follows:

Before the initial fifth contract anniversary, the beneficiary receives the greater of:

- the contract value; or

- the amount of purchase payments (minus any surrenders).

On or after the initial fifth contract anniversary, and each subsequent fifth contract anniversary, the beneficiary receives the greater of:

- the contract value; or

- a minimum guaranteed death benefit which equals:

  -- the death benefit calculated as of the previous fifth contract anniversary;

  -- plus any purchase payments made since the previous fifth contract anniversary;

  --  minus any surrenders since the previous fifth contract anniversary.

If a contract has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the annuity as owner until the date on which the annuitant would have reached 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

23 PROSPECTUS
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------------------------------------------------------------------
PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claims requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We will pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Other rules may apply to qualified annuities. (see "Taxes").

--------------------------------------------------------------------------------

THE ANNUITY PAYOUT PERIOD
The amount available on the retirement date to provide payments under a retirement payment plan is the current value of your investment, called the contract value. Because Portfolio or Fund investments (other than those in the Money Market Portfolio) fluctuate in value each day, there can be no guarantee that the contract value will exceed, or even equal, the amount of your purchase payments. You will receive quarterly statements showing your contract value and any other information required by applicable law at least annually.

On your retirement date, the contract value is applied to our current fixed annuity settlement rates table, which will be at least as favorable as the fixed annuity settlement rates table contained in the contract. We then calculate lifetime annuity payments according to the retirement payment plan you choose.

A unisex table of settlement rates will apply, except when the contract is being used to fund an IRA or a nonqualified plan. The laws of Montana and the annuity contract as approved by Massachusetts, require the use of unisex settlement rates.

PAYOUT OPTIONS AT RETIREMENT

As the owner of the contract, you have the right to decide how we will make retirement payments. You may select one of the retirement payment plans outlined below, or we may mutually agree on other payment arrangements. We will make annuity payments on a fixed basis. A fixed annuity is one with payments that are guaranteed by us as to dollar amount. Fixed annuity payments after the first payment will never be less than the first payment.

RETIREMENT PAYMENT PLANS -- You may choose any one of these payment plans by giving us written instructions at least 30 days before the retirement date:

- PLAN A - LIFE ANNUITY - NO REFUND -- We make monthly payments until the annuitant's death. Payments end with the last monthly payment before the annuitant's death. We will not make any further payments. You should understand that if the annuitant dies after only the first monthly payment, we will not make any more payments.

- PLAN B - LIFE ANNUITY WITH 5, 10 OR 15 YEARS CERTAIN -- We make monthly payments until the annuitant's death. However, payments are guaranteed for 5, 10 or 15 years. If the annuitant dies before all guaranteed payments have been made, we will continue making those guaranteed payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

- PLAN C - LIFE ANNUITY - INSTALLMENT REFUND -- We make monthly payments until the annuitant's death. However, payments are guaranteed to continue for at least the number of months determined by dividing the contract value at the time of

24 PROSPECTUS
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--------------------------------------------------------------------------------
retirement by the amount of the monthly payment. If the annuitant dies before all guaranteed payments have been made, we will continue making those guaranteed payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND -- We make monthly payments while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payments at the full amount until the death of the surviving annuitant. Payments end with the death of the second annuitant, and we will make no further payments. You should understand that if both the annuitant and the joint annuitant die after only the first monthly payment, we will make no further payments.

- PLAN E - PERIOD CERTAIN ANNUITY -- We make monthly payments for a period of years that you elect. The period of years may be no less than 10 years and no more than 30 years. Even if the annuitant lives beyond the period of years selected, we will make no further payments. However, if the annuitant dies before the end of the period selected, we will continue making monthly payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

RESTRICTIONS FOR SOME QUALIFIED PLANS -- If you purchased a qualified annuity in connection with a Section 401(k) plan, custodial or trusteed plan, or as an IRA or TSA, you may be required to select a payment plan (in accordance with the applicable provisions of the Code) that provides for payments:

- over the life of the annuitant;

- over the joint lives of the annuitant and beneficiary;

- for a period not exceeding the life expectancy of the annuitant; or

- for a period not exceeding the joint life expectancies of the annuitant and beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS -- You must give us written instructions for paying retirement benefits at least 30 days before the retirement date. If you do not, we will make payments under Plan B, with 120 monthly payments guaranteed.

IF MONTHLY PAYMENTS WOULD BE LESS THAN $50 -- We will calculate your contract value at the retirement date. If the calculations show that monthly payments would be less than $50, we reserve the right to change the frequency of the retirement payments or to pay the contract value in one lump sum.

DEATH AFTER RETIREMENT PAYMENTS BEGIN -- If you or the annuitant die after retirement payments begin, we will pay any amount payable to the beneficiary as provided in the retirement payment plan in effect.

--------------------------------------------------------------------------------

TAXES
Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life and after your death. You should refer to our retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

QUALIFIED ANNUITIES: We designed this contract for use with qualified retirement plans. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

25 PROSPECTUS
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--------------------------------------------------------------------------------

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

SURRENDERS: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

26 PROSPECTUS
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------------------------------------------------------------------
If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

If you take a distribution from a contract offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, SEP or Section 457 plan), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

- the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendment.

27 PROSPECTUS
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--------------------------------------------------------------------------------

VOTING RIGHTS
As an owner with investments in the subaccounts, you may vote on important fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

--------------------------------------------------------------------------------

ABOUT THE SERVICE PROVIDERS
ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter of the contract. IDS Life is a stock life insurance company organized in 1957 under the laws of the state of Minnesota and is located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individual and businesses through its nationwide network of more than 180 offices and 9200 advisors.

IDS Life pays total commissions of up to 7.0% of the total purchase payments it receives on the contracts. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. The action was brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new policies from and after January 1, 1985. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchart and Susan Melchart vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. A subsequent class action, Richard Thoresen and Elizabeth Thoresen vs. AEFC, American Partners Life Insurance Company, American Enterprise Life Insurance Company, American Centurion Life Assurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York, was filed in the same court on October 13, 1998 alleging that the sale of annuities in tax-deferred contributory retirement investment plans (e.g. IRA's) was done through deceptive marketing practices, which IDS Life denies.

28 PROSPECTUS
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--------------------------------------------------------------------------------

IDS Life and AEFC believe they have meritorious defenses to the claims raised in the lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of the above lawsuits and others filed against IDS Life should not have a material adverse effect on IDS Life's consolidated financial position.

YEAR 2000
The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the variable account. IDS Life and the variable account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC currently is on track with this schedule and also is on track to finish the work on non-critical systems by June 30, 1999. The Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life's and the variable account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

29 PROSPECTUS
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TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                    PAGE

Performance Information...........................    3

Calculating Annuity Payouts.......................    5

Rating Agencies...................................    5

Principal Underwriter.............................    6

Independent Auditors..............................    6

Financial Statements

--------------------------------------------------------------------------------

30 PROSPECTUS
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SYMPHONY ANNUITY

--------------------------------------------------------------------------------

                Please check the box to receive a copy of the Statement of Additional Information:

                 / / Symphony Annuity

                 / / Greenwich Street Series Fund

                 / / IDS Life Retirement Annuity Mutual Funds

                     MAIL YOUR REQUEST TO THE ADDRESS SHOWN ON THE COVER OF THIS PROSPECTUS.

                     IDS Life Insurance Company
                     Attn: T8/829
                     IDS Tower 10
                     Minneapolis, Mn 55440-0010

                     WE WILL MAIL YOUR REQUEST TO:

Your name ---------------------
Address ---------------------
City ---------------------           State                     Zip
                                     ---------------------     ---------------------

31 PROSPECTUS

Symphony
---------------------------------

IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN 55440-0010

IN0122 H1                                                        S-6402 N (4/99)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                                SYMPHONY ANNUITY

                              IDS LIFE ACCOUNT SBS

                                 April 30, 1999

IDS Life Account SBS is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your financial consultant, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
Unit 829
P.O. Box 458
Minneapolis, MN  55440-0499
800-422-3542

SYMPHONY ANNUITY-IDS LIFE ACCOUNT SBS

                                TABLE OF CONTENTS

Performance Information................................p.3

Calculating Annuity Payouts............................p.5

Rating Agencies........................................p.5

Principal Underwriter..................................p.6

Independent Auditors...................................p.6

Financial Statements

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and 10 years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional period thereof)

Cumulative Total Return

Aggregate total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute aggregate total return using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional period thereof)

The SEC requires that we assume that you withdraw the entire contract at the end of the one-, five-, and 10- year periods (or, if less, up to the life of the subaccount). In addition, we may show performance figures without the deduction of a surrender charge. All total return figures reflect the deduction of all applicable charges including the contract administrative charge, the variable account administrative charge and the mortality and expense risk fee.

Annualized Calculation of Yield for Subaccounts Investing in Money Market Fund

Simple Yield:

For the subaccounts investing in the money market fund, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b) less a pro rata share of the subaccount expenses accrued over the period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d) multiplying the base period return by 365/7.


The subaccount's value includes:
o any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o any dividends declared for such shares.

It does not include:
o the effect of any applicable surrender charge, or o any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                     cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
           d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS

We guarantee the fixed annuity payout amounts. Once calculated, the payout will remain the same and never change. To calculate annuity payouts we:

o take the total value of the fixed account and the subaccounts at the annuity start date, retirement date, or the date selected to begin receiving annuity payouts; then
o using an annuity table we apply the value according to the annuity payout plan selected.

The table will be equal to or greater than the table in the contract.

The annuity payout table we use will be the one in effect at the time chosen to begin annuity payouts.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best                  A+
                             (Superior)
-----------------------

    Duff & Phelps               AAA
-----------------------

       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

Surrender charges we received for the last three years aggregated total $17,936,810, $14,502,145, and $11,956,753, respectively.

Commissions we paid for the last three years aggregated total $17,634,855, $17,883,488, and $17,247,007, respectively.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

IDS Life Account SBS

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life Account SBS (comprised of subaccounts AAP, ADS, AEG, AEM, AEX, AGI, AIH, AIE, AMO, ATR, ACR, AMG and ASI,) as of December 31, 1998, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life Account SBS at December 31, 1998 and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.


Ernst & Young LLP
Minneapolis, Minnesota
March 12, 1999



IDS Life Account SBS

Statements of Net Assets                                                                                            Dec. 31, 1998

                                                                                   Segregated Asset Subaccount

Assets                                                                    AAP              ADS             AEG             AEM
Investments in shares of mutual funds and portfolios:
   at cost                                                             $50,188,492     $40,297,919    $ 13,354,477     $25,491,552
                                                                       -----------     -----------    ------------     -----------
   at market value                                                     $85,534,501     $43,659,975    $ 19,933,242     $35,858,391
Dividends receivable                                                             -               -               -               -
Accounts receivable from IDS Life for contract
purchase payments                                                                -               -           6,653               -
Receivable from mutual funds and portfolios
for share redemptions                                                       38,444         129,930               -          99,840
                                                                            ------         -------         -------          ------
Total assets                                                            85,572,945      43,789,905      19,939,895      35,958,231
                                                                        ==========      ==========      ==========      ==========

Liabilities
Payable to IDS Life for:
Mortality and expense risk fee                                              92,443          47,359          21,122          39,399
Administrative charge                                                       18,489           9,472           4,224           7,880
Contract terminations                                                       38,444         129,930               -          99,840
Payable to mutual funds and portfolios
for investments purchased                                                        -               -           6,653               -
                                                                             -----           -----           -----           -----
Total liabilities                                                          149,376         186,761          31,999         147,119
                                                                           -------         -------          ------         -------
Net assets applicable to contracts in
accumulation period                                                    $85,423,569     $43,603,144    $ 19,907,896     $35,811,112
                                                                       ===========     ===========    ============     ===========
Accumulation units outstanding                                          34,729,455      29,052,125       7,864,513      17,403,958
                                                                        ==========      ==========       =========      ==========
Net asset value per accumulation unit                                       $ 2.46          $ 1.50          $ 2.50          $ 2.06
                                                                            ======          ======          ======          ======




Assets                                                                     AEX            AGI             AIH
Investments in shares of mutual funds and portfolios:
   at cost                                                             $ 9,687,071    $22,887,827    $ 10,744,860
                                                                       -----------    -----------    ------------
   at market value                                                     $19,806,258    $32,614,436    $ 11,233,998
Dividends receivable                                                             -              -               -
Accounts receivable from IDS Life for contract
purchase payments                                                           47,308              -               -
Receivable from mutual funds and portfolios
for share redemptions                                                            -         25,576           1,359
                                                                            ------         ------           -----
Total assets                                                            19,853,566     32,640,012      11,235,357
                                                                        ==========     ==========      ==========

Liabilities
Payable to IDS Life for:
Mortality and expense risk fee                                              21,048         35,508          12,241
Administrative charge                                                        4,210          7,101           2,448
Contract terminations                                                            -         25,576           1,359
Payable to mutual funds and portfolios
for investments purchased                                                   47,308              -               -
                                                                            ------         ------           -----
Total liabilities                                                           72,566         68,185          16,048
                                                                            ------         ------          ------
Net assets applicable to contracts in
accumulation period                                                    $19,781,000    $32,571,827    $ 11,219,309
                                                                       ===========    ===========    ============
Accumulation units outstanding                                           6,349,349     14,519,911       7,967,854
                                                                         =========     ==========       =========
Net asset value per accumulation unit                                       $ 3.12         $ 2.24          $ 1.41
                                                                            ======         ======          ======

See accompanying notes to financial statements.


IDS Life Account SBS

Statements of Net Assets (continued)                                                                            Dec. 31, 1998

                                                                                     Segregated Asset Subaccount

Assets                                                                    AIE            AMO            ATR            ACR
Investments in shares of mutual funds and portfolios:
   at cost                                                            $16,265,916    $4,054,237    $ 20,261,279     $ 598,680
                                                                      -----------    ----------    ------------     ---------
   at market value                                                    $22,320,585    $4,054,243    $ 28,970,352     $ 729,783
Dividends receivable                                                            -             -               -             -
Accounts receivable from IDS Life
for contract purchase payments                                                  -             -               -           910
Receivable from mutual funds and portfolios for
share redemptions                                                          71,906        93,792             207             -
                                                                           ------        ------             ---         -----
Total Assets                                                           22,392,491     4,148,035      28,970,559       730,693
                                                                       ==========     =========      ==========       =======

Liabilities
Payable to IDS Life for:
Mortality and expense risk fee                                             23,896         4,972          31,143           758
Administration charge                                                       4,780           994           6,228           152
Contract terminations                                                      71,906        93,792             207             -
Payable to mutual funds and portfolios
for investments purchased                                                       -             -               -             -
                                                                            -----          ----           -----           ---
Total liabilities                                                         100,582        99,758          37,578           910
                                                                          -------        ------          ------           ---
Net assets applicable to contracts in
accumulation period                                                   $22,291,909    $4,048,277    $ 28,932,981     $ 729,783
                                                                      ===========    ==========    ============     =========
Accumulation units outstanding                                         16,879,877     3,417,817      14,575,392       368,106
                                                                       ==========     =========      ==========       =======
Net asset value per accumulation unit                                      $ 1.31        $ 1.18          $ 1.97        $ 1.98
                                                                           ======        ======          ======        ======

                                                                                                        Combined
                                                                                                        Variable
Assets                                                                     AMG           ASI             Account
Investments in shares of mutual funds and portfolios:
   at cost                                                             $1,091,073     $ 881,437     $215,804,820
                                                                       ----------     ---------     ------------
   at market value                                                     $1,192,855     $ 851,873     $306,760,492
Dividends receivable                                                            -         4,999            4,999
Accounts receivable from IDS Life                                                                              -
for contract purchase payments                                              1,522             -           56,393
Receivable from mutual funds and portfolios for                                                                -
share redemptions                                                              30             -          461,084
                                                                               --          ----          -------
Total Assets                                                            1,194,407       856,872      307,282,968
                                                                        =========       =======      ===========

Liabilities
Payable to IDS Life for:
Mortality and expense risk fee                                              1,268           868          332,025
Administration charge                                                         254           173           66,405
Contract terminations                                                          30             -          461,084
Payable to mutual funds and portfolios
for investments purchased                                                       -         3,959           57,920
                                                                             ----         -----           ------
Total liabilities                                                           1,552         5,000          917,434
                                                                            -----         -----          -------
Net assets applicable to contracts in
accumulation period                                                    $1,192,855     $ 851,872     $306,365,534
                                                                       ==========     =========     ============
Accumulation units outstanding                                            648,969       629,408      154,406,734
                                                                          =======       =======      ===========
Net asset value per accumulation unit                                      $ 1.84        $ 1.35
                                                                           ======        ======
See accompanying notes to financial statements.


IDS Life Account SBS

Statements of Operations                                                                                  Year ended Dec. 31, 1998

                                                                                        Segregated Asset Subaccount

Investment Income                                                           AAP              ADS             AEG             AEM
Dividend income from mutual funds and portfolios                       $ 5,042,953      $2,984,834      $3,136,108      $3,581,554
                                                                       -----------      ----------      ----------      ----------

Expenses:
Mortality and expense risk fee                                           1,178,883         618,583         237,029         516,347
Administrative charge                                                      235,777         123,717          47,406         103,269
                                                                           -------         -------          ------         -------
Total expenses                                                           1,414,660         742,300         284,435         619,616
                                                                         ---------         -------         -------         -------
Investment income (loss) - net                                           3,628,293       2,242,534       2,851,673       2,961,938
                                                                         =========       =========       =========       =========



Realized and unrealized gain (loss) on investments - net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
Proceeds from sales                                                     32,323,000      14,870,023       6,034,762      15,522,380
Cost of investments sold                                                19,943,057      13,739,181       4,568,004      11,402,092
                                                                        ----------      ----------       ---------      ----------
Net realized gain (loss) on investments                                 12,379,943       1,130,842       1,466,758       4,120,288
Net change in unrealized appreciation or
depreciation of investments                                             (1,205,509)     (1,053,730)      1,257,497      (1,366,690)
                                                                        ----------      ----------       ---------      ----------
Net gain (loss) on investments                                          11,174,434          77,112       2,724,255       2,753,598
                                                                        ----------          ------       ---------       ---------
Net increase (decrease) in net assets
resulting from operations                                              $14,802,727      $2,319,646      $5,575,928      $5,715,536
                                                                       ===========      ==========      ==========      ==========



Investment Income                                                            AEX            AGI             AIH
Dividend income from mutual funds and portfolios                         $ 219,647     $ 4,282,167       $ 800,990
                                                                         ---------     -----------       ---------

Expenses:
Mortality and expense risk fee                                             251,562         459,651         157,898
Administrative charge                                                       50,312          91,930          31,580
                                                                            ------          ------          ------
Total expenses                                                             301,874         551,581         189,478
                                                                           -------         -------         -------
Investment income (loss) - net                                             (82,227)      3,730,586         611,512
                                                                           =======       =========         =======


Realized and unrealized gain (loss) on investments - net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
Proceeds from sales                                                      6,929,808      12,776,080       4,074,547
Cost of investments sold                                                 3,807,306       8,769,988       3,890,006
                                                                         ---------       ---------       ---------
Net realized gain (loss) on investments                                  3,122,502       4,006,092         184,541
Net change in unrealized appreciation or
depreciation of investments                                              1,625,907      (4,213,077)       (152,945)
                                                                         ---------      ----------        --------
Net gain (loss) on investments                                           4,748,409        (206,985)         31,596
                                                                         ---------        --------          ------
Net increase (decrease) in net assets
resulting from operations                                              $ 4,666,182     $ 3,523,601       $ 643,108
                                                                       ===========     ===========       =========

See accompanying notes to financial statements.

IDS Life Account SBS

Statements of Operations (continued)                                                                 Year ended Dec. 31, 1998

                                                                                      Segregated Asset Subaccount

Investment income                                                          AIE            AMO            ATR            ACR
Dividend income from mutual funds and portfolios                        $ 115,036     $ 188,138      $1,752,416      $ 54,335
                                                                        ---------     ---------      ----------      --------

Expenses:
Mortality and expense risk fee                                            315,199        54,581         408,931         9,062
Administrative charge                                                      63,040        10,916          81,786         1,812
                                                                           ------        ------          ------         -----
Total expenses                                                            378,239        65,497         490,717        10,874
                                                                          -------        ------         -------        ------
Investment income (loss) - net                                           (263,203)      122,641       1,261,699        43,461
                                                                         ========       =======       =========        ======


Realized and unrealized gain (loss) on investments - net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
Proceeds from sales                                                    10,118,953     8,492,900       9,264,214       387,762
Cost of investments sold                                                7,927,401     8,492,898       6,475,014       325,850
                                                                        ---------     ---------       ---------       -------
Net realized gain (loss) on investments                                 2,191,552             2       2,789,200        61,912
Net change in unrealized appreciation or
depreciation of investments                                             1,901,162             4      (3,066,724)       31,182
                                                                        ---------             -      ----------        ------
Net gain (loss) on investments                                          4,092,714             6        (277,524)       93,094
                                                                        ---------             -        --------        ------
Net increase (decrease) in net assets
resulting from operations                                             $ 3,829,511     $ 122,647       $ 984,175     $ 136,555
                                                                      ===========     =========       =========     =========

                                                                                                        Combined
                                                                                                        Variable
Investment income                                                           AMG           ASI            Account
Dividend income from mutual funds and portfolios                        $ 136,531      $ 66,821      $22,361,530
                                                                        ---------      --------      -----------

Expenses:
Mortality and expense risk fee                                             16,175        11,209        4,235,110
Administrative charge                                                       3,235         2,242          847,022
                                                                            -----         -----          -------
Total expenses                                                             19,410        13,451        5,082,132
                                                                           ------        ------        ---------
Investment income (loss) - net                                            117,121        53,370       17,279,398
                                                                          =======        ======       ==========


Realized and unrealized gain (loss) on investments - net

Realized gain (loss) on sales of investments in mutual funds and portfolios:
Proceeds from sales                                                     1,004,603       494,663      122,293,695
Cost of investments sold                                                  876,603       492,860       90,710,260
                                                                          -------       -------       ----------
Net realized gain (loss) on investments                                   128,000         1,803       31,583,435
Net change in unrealized appreciation or
depreciation of investments                                               (59,404)      (52,899)      (6,355,226)
                                                                          -------       -------       ----------
Net gain (loss) on investments                                             68,596       (51,096)      25,228,209
                                                                           ------       -------       ----------
Net increase (decrease) in net assets
resulting from operations                                               $ 185,717       $ 2,274      $42,507,607
                                                                        =========       =======      ===========

See accompanying notes to financial statements.

IDS Life Account SBS

Statements of Changes in Net Assets                                                        Year ended Dec. 31, 1998

                                                                         Segregated Asset Subaccount

Operations                                                   AAP              ADS             AEG             AEM

Investment income (loss) - net                           $ 3,628,293      $2,242,534      $2,851,673      $2,961,938
Net realized gain (loss) on investments                   12,379,943       1,130,842       1,466,758       4,120,288
Net change in unrealized appreciation or
depreciation of investments                               (1,205,509)     (1,053,730)      1,257,497      (1,366,690)
                                                          ----------      ----------       ---------      ----------
Net increase (decrease) in net assets
resulting from operations                                 14,802,727       2,319,646       5,575,928       5,715,536
                                                          ==========       =========       =========       =========

Contract transactions
Contract purchase payments                                   208,824         152,910          11,713          77,018
Net transfers*                                            (2,428,570)        695,149        (236,311)       (672,279)
Contract terminations:
Surrender benefits and contract charges                  (26,954,573)    (12,276,001)     (4,169,526)    (12,554,409)
Death benefits                                              (957,824)       (775,825)       (179,779)     (1,095,912)
                                                            --------        --------        --------      ----------
Increase (decrease) from contract transactions           (30,132,143)    (12,203,767)     (4,573,903)    (14,245,582)
                                                         -----------     -----------      ----------     -----------
Net assets at beginning of year                          100,752,985      53,487,265      18,905,871      44,341,158
                                                         -----------      ----------      ----------      ----------
Net assets at end of year                                $85,423,569     $43,603,144    $ 19,907,896     $35,811,112
                                                         ===========     ===========    ============     ===========

Accumulation unit activity
Units outstanding at beginning of year                    48,069,805      37,359,162      10,123,212      24,834,887
Contracts purchase payments                                   92,068         104,512           5,675          41,234
Net transfers*                                            (1,095,747)        480,146        (140,028)       (342,953)
Contract terminations:
Surrender benefits and contract charges                  (11,912,217)     (8,360,096)     (2,035,364)     (6,541,209)
Death benefits                                              (424,454)       (531,599)        (88,982)       (588,001)
                                                            --------        --------         -------        --------
Units outstanding at the end of the year                  34,729,455      29,052,125       7,864,513      17,403,958
                                                          ==========      ==========       =========      ==========



Operations                                                    AEX             AGI             AIH

Investment income (loss) - net                             $ (82,227)    $ 3,730,586       $ 611,512
Net realized gain (loss) on investments                    3,122,502       4,006,092         184,541
Net change in unrealized appreciation or
depreciation of investments                                1,625,907      (4,213,077)       (152,945)
                                                           ---------      ----------        --------
Net increase (decrease) in net assets
resulting from operations                                  4,666,182       3,523,601         643,108
                                                           =========       =========         =======

Contract transactions
Contract purchase payments                                    30,852          85,785           9,850
Net transfers*                                              (435,115)       (679,124)        934,902
Contract terminations:
Surrender benefits and contract charges                   (5,226,700)     (9,324,770)     (2,568,828)
Death benefits                                              (190,930)     (1,037,317)       (701,318)
                                                            --------      ----------        --------
Increase (decrease) from contract transactions            (5,821,893)    (10,955,426)     (2,325,394)
                                                          ----------     -----------      ----------
Net assets at beginning of year                           20,936,711      40,003,652      12,901,595
                                                          ----------      ----------      ----------
Net assets at end of year                                $19,781,000     $32,571,827    $ 11,219,309
                                                         ===========     ===========    ============

Accumulation unit activity
Units outstanding at beginning of year                     8,511,694      19,667,956       9,639,891
Contracts purchase payments                                   11,374          38,912           7,016
Net transfers*                                              (183,203)       (348,238)        684,570
Contract terminations:
Surrender benefits and contract charges                   (1,918,131)     (4,363,155)     (1,857,735)
Death benefits                                               (72,385)       (475,564)       (505,888)
                                                             -------        --------        --------
Units outstanding at the end of the year                   6,349,349      14,519,911       7,967,854
                                                           =========      ==========       =========

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Account SBS

Statements of Changes in Net Assets (continued)                                           Year ended Dec. 31, 1998

                                                                            Segregated Asset Subaccount

Operations                                                      AIE            AMO            ATR            ACR

Investment income (loss) - net                              $ (263,203)    $ 122,641      $1,261,699      $ 43,461
Net realized gain (loss) on investments                      2,191,552             2       2,789,200        61,912
Net change in unrealized appreciation or
depreciation of investments                                  1,901,162             4      (3,066,724)       31,182
                                                             ---------             -      ----------        ------
Net increase (decrease) in net assets
resulting from operations                                    3,829,511       122,647         984,175       136,555
                                                             =========       =======         =======       =======

Contract transactions
Contract purchase payments                                      18,993           150          39,661             -
Net transfers                                               (1,972,861)    6,877,075      (1,533,973)       22,696
Contract terminations:
Surrender benefits and contract charges                     (6,200,605)   (7,163,722)     (6,266,093)     (181,222)
Death benefits                                                (319,301)       (4,229)       (283,338)            -
                                                              --------        ------        --------        ------
Increase (decrease) from contract transactions              (8,473,774)     (290,726)     (8,043,743)     (158,526)
                                                            ----------      --------      ----------      --------
Net assets at beginning of year                             26,936,172     4,216,356      35,992,549       751,754
                                                            ----------     ---------      ----------       -------
Net assets at end of year                                  $22,291,909    $4,048,277    $ 28,932,981     $ 729,783
                                                           ===========    ==========    ============     =========

Accumulation unit activity
Units outstanding at beginning of year                      23,936,240     3,661,496      18,783,339       463,389
Contracts purchase payments                                     15,343           130          20,486             -
Net transfers*                                              (1,757,254)    5,889,033        (834,980)       12,359
Contract terminations:
Surrender benefits and contract charges                     (5,047,158)   (6,129,230)     (3,245,745)     (107,642)
Death benefits                                                (267,294)       (3,612)       (147,708)            -
                                                              --------        ------        --------        ------
Units outstanding at the end of the year                    16,879,877     3,417,817      14,575,392       368,106
                                                            ==========     =========      ==========       =======

                                                                                            Combined
                                                                                            Variable
Operations                                                      AMG           ASI            Account

Investment income (loss) - net                               $ 117,121      $ 53,370     $17,279,398
Net realized gain (loss) on investments                        128,000         1,803      31,583,435
Net change in unrealized appreciation or
depreciation of investments                                    (59,404)      (52,899)     (6,355,226)
                                                               -------       -------      ----------
Net increase (decrease) in net assets
resulting from operations                                      185,717         2,274      42,507,607
                                                               =======         =====      ==========

Contract transactions
Contract purchase payments                                           -             -         635,756
Net transfers                                                    7,347       118,679         697,615
Contract terminations:
Surrender benefits and contract charges                       (451,813)     (179,507)    (93,517,769)
Death benefits                                                (322,266)     (266,481)     (6,134,520)
                                                              --------      --------      ----------
Increase (decrease) from contract transactions                (766,732)     (327,309)    (98,318,918)
                                                              --------      --------     -----------
Net assets at beginning of year                              1,773,870     1,176,907     362,176,845
                                                             ---------     ---------     -----------
Net assets at end of year                                   $1,192,855     $ 851,872    $306,365,534
                                                            ==========     =========    ============

Accumulation unit activity
Units outstanding at beginning of year                       1,100,487       869,469
Contracts purchase payments                                          -             -
Net transfers*                                                   1,065        88,646
Contract terminations:
Surrender benefits and contract charges                       (262,921)     (133,884)
Death benefits                                                (189,662)     (194,823)
                                                              --------      --------
Units outstanding at the end of the year                       648,969       629,408
                                                               =======       =======


*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

See accompanying notes to financial statements.



IDS Life Account SBS

Statements of Changes in Net Assets                                                            Year ended Dec. 31, 1997

                                                                           Segregated Asset Subaccount
Operations                                                    AAP              ADS              AEG              AEM
Investment income (loss) - net                           $ 5,030,286       $3,638,408       $1,876,621      $ 1,458,433
Net realized gain (loss) on investments                    5,247,899        1,181,788        1,362,977        1,703,222
Net change in unrealized appreciation or
depreciation of investments                               11,002,023       (1,378,549)         (48,984)       5,012,787
                                                          ----------       ----------          -------        ---------
Net increase (decrease) in net assets
resulting from operations                                 21,280,208        3,441,647        3,190,614        8,174,442
                                                          ==========        =========        =========        =========

Contract transactions
Contract purchase payments                                   301,440          254,888           84,482           45,399
Net transfers*                                             1,316,198          138,231          189,942       (1,406,469)
Surrender benefits and contract charges                  (12,046,368)      (6,087,430)      (2,405,363)      (5,714,396)
Death benefits                                              (753,685)        (623,629)         (42,141)        (579,202)
                                                            --------         --------          -------         --------
Increase (decrease) from contract transactions           (11,182,415)      (6,317,940)      (2,173,080)      (7,654,668)
                                                         -----------       ----------       ----------       ----------
Net assets at beginning of year                           90,655,192       56,363,558       17,888,337       43,821,384
                                                          ----------       ----------       ----------       ----------
Net assets at end of year                               $100,752,985      $53,487,265     $ 18,905,871     $ 44,341,158
                                                        ============      ===========     ============     ============

Accumulation unit activity
Units outstanding at beginning of year                    53,859,928       41,938,582       11,448,609       29,865,818
Contract purchase payments                                   160,414          187,086           54,420           31,247
Net transfers*                                               665,621          103,352           70,016         (972,852)
Surrender benefits and contract charges                   (6,206,651)      (4,414,681)      (1,423,797)      (3,708,260)
Death benefits                                              (409,507)        (455,177)         (26,036)        (381,066)
                                                            --------         --------          -------         --------
Units outstanding at end of year                          48,069,805       37,359,162       10,123,212       24,834,887
                                                          ==========       ==========       ==========       ==========



Operations                                                    AEX             AGI              AIH
Investment income (loss) - net                             $ 271,310      $ 2,630,450        $ 629,781
Net realized gain (loss) on investments                    1,311,518        2,397,450          144,405
Net change in unrealized appreciation or
depreciation of investments                                3,399,172        2,313,905          105,755
                                                           ---------        ---------          -------
Net increase (decrease) in net assets
resulting from operations                                  4,982,000        7,341,805          879,941
                                                           =========        =========          =======

Contract transactions
Contract purchase payments                                    60,630          135,879            6,135
Net transfers*                                               980,015        1,832,898          615,171
Surrender benefits and contract charges                   (2,246,807)      (4,498,545)      (1,439,085)
Death benefits                                               (85,989)        (575,831)        (298,826)
                                                             -------         --------         --------
Increase (decrease) from contract transactions            (1,292,151)      (3,105,599)      (1,116,605)
                                                          ----------       ----------       ----------
Net assets at beginning of year                           17,246,862       35,767,446       13,138,259
                                                          ----------       ----------       ----------
Net assets at end of year                                $20,936,711     $ 40,003,652      $12,901,595
                                                         ===========     ============      ===========

Accumulation unit activity
Units outstanding at beginning of year                     9,114,001       21,298,709       10,508,719
Contract purchase payments                                    28,829           74,576            4,675
Net transfers*                                               419,604          988,064          484,135
Surrender benefits and contract charges                   (1,012,697)      (2,382,438)      (1,123,969)
Death benefits                                               (38,043)        (310,955)        (233,669)
                                                             -------         --------         --------
Units outstanding at end of year                           8,511,694       19,667,956        9,639,891
                                                           =========       ==========        =========

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Account SBS

Statements of Changes in Net Assets (continued)                                             Year ended Dec. 31, 1997

                                                                             Segregated Asset Subaccount

Operations                                                      AIE             AMO             ATR            ACR
Investment income (loss) - net                              $ (398,528)      $ 142,203       $ 936,596        $ 9,880
Net realized gain (loss) on investments                      1,088,055               3       1,554,468          2,853
Net change in unrealized appreciation or
depreciation of investments                                 (1,675,323)              8       2,362,940        126,538
                                                            ----------               -       ---------        -------
Net increase (decrease) in net assets
resulting from operations                                     (985,796)        142,214       4,854,004        139,271
                                                              ========         =======       =========        =======

Contract transactions
Contract purchase payments                                     150,915           1,553         183,857              -
Net transfers*                                                (334,587)        407,232       1,023,114         26,299
Surrender benefits and contract charges                     (3,303,464)     (1,726,758)     (3,373,778)      (114,143)
Death benefits                                                (226,402)       (123,680)       (296,996)             -
                                                              --------        --------        --------         ------
Increase (decrease) from contract transactions              (3,713,538)     (1,441,653)     (2,463,803)       (87,844)
                                                            ----------      ----------      ----------        -------
Net assets at beginning of year                             31,635,506       5,515,795      33,602,348        700,327
                                                            ==========       =========      ==========        =======
Net assets at end of year                                  $26,936,172      $4,216,356     $35,992,549       $751,754
                                                           ===========      ==========     ===========       ========

Accumulation unit activity
Units outstanding at beginning of year                      27,135,083       4,930,057      20,195,164        528,001
Contract purchase payments                                     128,305           1,382         105,152              -
Net transfers*                                                (313,788)        368,257         578,202         17,605
Surrender benefits and contract charges                     (2,822,214)     (1,529,482)     (1,928,909)       (82,217)
Death benefits                                                (191,146)       (108,718)       (166,270)             -
                                                              --------        --------        --------         ------
Units outstanding at end of year                            23,936,240       3,661,496      18,783,339        463,389
                                                            ==========       =========      ==========        =======

                                                                                              Combined
                                                                                              Variable
Operations                                                       AMG            ASI            Account
Investment income (loss) - net                               $ 143,483        $ 75,105    $ 16,444,028
Net realized gain (loss) on investments                         38,425           8,927      16,041,990
Net change in unrealized appreciation or
depreciation of investments                                     14,211         (20,027)     21,214,456
                                                                ------         -------      ----------
Net increase (decrease) in net assets
resulting from operations                                      196,119          64,005      53,700,474
                                                               =======          ======      ==========

Contract transactions
Contract purchase payments                                      26,015               -       1,251,193
Net transfers*                                                 619,647         344,056       5,751,747
Surrender benefits and contract charges                       (142,406)       (167,977)    (43,266,520)
Death benefits                                                       -               -      (3,606,381)
                                                                ------          ------      ----------
Increase (decrease) from contract transactions                 503,256         176,079     (39,869,961)
                                                               -------         -------     -----------
Net assets at beginning of year                              1,074,495         936,823     348,346,332
                                                             ---------         -------     -----------
Net assets at end of year                                   $1,773,870      $1,176,907   $ 362,176,845
                                                            ==========      ==========   =============

Accumulation unit activity
Units outstanding at beginning of year                         784,734         742,054
Contract purchase payments                                      15,990              -
Net transfers*                                                 400,985         257,994
Surrender benefits and contract charges                       (101,222)       (130,579)
Death benefits                                                       -               -
                                                                ------          ------
Units outstanding at end of year                             1,100,487         869,469
                                                             =========         =======

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account.

See accompanying notes to financial statements.




IDS Life Account SBS

Notes to Financial Statements

1. Organization

IDS Life Account SBS (the Variable Account) was established on May 9, 1991 as a single unit investment trust of IDS Life Insurance Company (IDS Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the
Variable Account commenced on Oct. 16, 1991.

The  Variable  Account is  comprised  of various  subaccounts.  Each  subaccount invests  exclusively  in  shares of the  following  mutual  funds or  portfolios
(collectively,   the  Funds),  which  are  registered  under  the  1940  Act  as diversified,  open-end  management  investment  companies and have the following investment managers.

Subaccount                    Invests exclusively in shares of                    Investment Manager
AAP                           Appreciation Portfolio                              Smith Barney Inc.1
ADS                           Diversified Strategic Income Portfolio              Smith Barney Inc.2
AEG                           Emerging Growth Portfolio                           Smith Barney Inc.3
AEM                           Equity Income Portfolio                             Smith Barney Inc.1
AEX                           Equity Index Portfolio                              Smith Barney Inc.4
AGI                           Growth & Income Portfolio                           Smith Barney Inc.1
AIH                           Intermediate High Grade Portfolio                   Smith Barney Inc.1
AIE                           International Equity Portfolio                      Smith Barney Inc.1
AMO                           Money Market Portfolio                              Smith Barney Inc.1
ATR                           Total Return Portfolio                              Smith Barney Inc.1
ACR                           IDS Life Capital Resource Fund                      IDS Life Insurance Company 5
AMG                           IDS Life Managed Fund                               IDS Life Insurance Company 5
ASI                           IDS Life Special Income Fund                        IDS Life Insurance Company 5

1 Mutual Management Corp. (MMC) is the investment advisor.
2 MMC. is the investment advisor. Smith Barney Global Capital Management, Inc.
  is the sub-investment advisor.
3 Van Kampen American Capital Asset Management, Inc. is the investment advisor.
4 Travelers Investment Management Co. is the investment advisor.
5 American Express Financial Corporation (AEFC) is the investment advisor.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contracts.

2.  Summary of Significant Accounting Policies

Investments in the Fund

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account.

3. Mortality and Expense Risk Fee

IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Variable Account. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. Variable Account Administrative Charge

IDS Life deducts a daily charge equal, on an annual basis, to 0.25% of the daily net asset value of each subaccount. This charge covers certain administrative and operating expenses of the subaccounts incurred by IDS Life such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses.

5. Contract Administrative Charge

IDS Life  deducts  an  administrative  charge  of $30 per year on each  contract
anniversary.   This  charge   reimburses  IDS  Life  for  expenses  incurred  in
establishing  and  maintaining  the  Annuity  records.  This  charge  cannot  be increased  and does not apply after a retirement  payment plan begins.  IDS Life does not expect to profit from this charge.

6. Surrender Charge

IDS Life will use a surrender charge to help it recover certain expenses relating to the sale of the Annuity. The surrender charge is deducted for surrenders during the first six payment years following a purchase payment.
Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $17,936,810 in 1998 and $14,502,145 in 1997. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

7. Investment in Shares

The subaccounts' investment in shares of the Funds as of Dec. 31, 1998 were as follows:

Subaccount    Investment                                    Shares       NAV
AAP           Appreciation Portfolio                       4,042,273     $21.16
ADS           Diversified Strategic Income Portfolio       4,005,502      10.90
AEG           Emerging Growth Portfolio                    1,015,448      19.63
AEM           Equity Income Portfolio                      2,189,157      16.38
AEX           Equity Index Portfolio                         660,869      29.97
AGI           Growth & Income Portfolio                    1,765,806      18.47
AIH           Intermediate High Grade Portfolio            1,030,642      10.90
AIE           International Equity Portfolio               1,601,190      13.94
AMO           Money Market Portfolio                       4,054,242       1.00
ATR           Total Return Portfolio                       1,650,732      17.55
ACR           IDS Life Capital Resource Fund                  22,349      32.65
AMG           IDS Life Managed Fund                           64,409      18.52
ASI           IDS Life Special Income Fund                    76,699      11.11

8. Investment Transactions

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                          Year ended Dec. 31,
Subaccount            Investment                                        1998                1997
AAP                   Appreciation Portfolio                       $ 5,791,915          $ 8,140,169
ADS                   Diversified Strategic Income Portfolio         4,892,642            6,703,247
AEG                   Emerging Growth Portfolio                      4,312,141            3,758,651
AEM                   Equity Income Portfolio                        4,225,478            2,944,464
AEX                   Equity Index Portfolio                         1,022,318            2,486,308
AGI                   Growth & Income Portfolio                      5,539,362            5,760,439
AIH                   Intermediate High Grade Portfolio              2,357,644            1,838,902
AIE                   International Equity Portfolio                 1,373,895            1,481,763
AMO                   Money Market Portfolio                         8,325,001            4,013,867
ATR                   Total Return Portfolio                         2,471,032            3,427,735
ACR                   IDS Life Capital Resource Fund                   271,679              115,637
AMG                   IDS Life Managed Fund                            352,608              914,251
ASI                   IDS Life Special Income Fund                     220,725              431,647
                      Combined Variable Account                    $41,156,440          $42,017,080

9. Year 2000 Issue (unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the Variable Account. IDS Life and the Variable Account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A  comprehensive  review of AEFC's computer  systems and business  processes has been  conducted to identify the major systems that could be affected by the Year
2000 issue.  Steps are being taken to resolve any potential  problems  including modification  to  existing  software  and the  purchase of new  software.  These measures  are  scheduled to be completed  and tested on a timely  basis.  AEFC's target  date  for  substantially  completing  corrective  measures  on  business critical  systems was Dec. 31, 1998.  Substantial  testing of these  systems was targeted  for  completion  early in 1999.  AEFC is  currently on track with this schedule and is also on track to finish the work on non-critical systems by June
30, 1999. The Year 2000 readiness of unaffiliated  investment managers and other third parties whose system  failures  could have an impact on IDS Life's and the
Variable  Account's  operations   continues  to  be  evaluated.   The  potential
materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.


IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

IDS LIFE FINANCIAL INFORMATION
-----------------------------------------------------------------

The financial statements shown below are those of the insurance company and not those of any other entity. They are included for the purpose of informing the investor as to the financial condition of the insurance company and its ability to carry out its obligations under its variable contracts.

IDS LIFE INSURANCE COMPANY
-----------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS                                        DEC. 31, 1998    DEC. 31, 1997
ASSETS                                                        ($ thousands, except share amounts)
-------------------------------------------------------------------------------------------------
Investments:
Fixed maturities:
Held to maturity, at amortized cost (fair value: 1998,
$8,420,035; 1997, $9,743,410)....................................  $  7,964,114     $  9,315,450
Available for sale, at fair value (amortized cost: 1998,
$13,344,949; 1997, $12,515,030)..................................    13,613,139       12,876,694
Mortgage loans on real estate....................................     3,505,458        3,618,647
Policy loans.....................................................       525,431          498,874
Other investments................................................       366,604          318,591
-------------------------------------------------------------------------------------------------
Total investments................................................    25,974,746       26,628,256
-------------------------------------------------------------------------------------------------
Cash and cash equivalents........................................        22,453           19,686
Amounts recoverable from reinsurers..............................       262,260          205,716
Amounts due from brokers.........................................           327            8,400
Other accounts receivable........................................        47,963           37,895
Accrued investment income........................................       366,574          357,390
Deferred policy acquisition costs................................     2,496,352        2,479,577
Other assets.....................................................        30,487           22,700
Separate account assets..........................................    27,349,401       23,214,504
-------------------------------------------------------------------------------------------------
Total assets.....................................................  $ 56,550,563     $ 52,974,124
-------------------------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY
-------------------------------------------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities..................................................  $  21,172,303    $  22,009,747
Universal life-type insurance....................................      3,343,671        3,280,489
Traditional life insurance.......................................        225,306          213,676
Disability income and long-term care insurance...................        660,320          533,124
Policy claims and other policyholders' funds.....................         70,309           68,345
Deferred income taxes, net.......................................         16,930           61,582
Amounts due to brokers...........................................        195,406          381,458
Other liabilities................................................        410,285          345,383
Separate account liabilities.....................................     27,349,401       23,214,504
-------------------------------------------------------------------------------------------------
Total liabilities................................................     53,443,931       50,108,308
-------------------------------------------------------------------------------------------------
Stockholder's equity:
Capital stock, $30 par value per share; 100,000 shares
authorized, issued and outstanding...............................          3,000            3,000
Additional paid-in capital.......................................        288,327          290,847
Accumulated other comprehensive income, net of tax:
Net unrealized securities gains..................................        169,584          226,359
Retained earnings................................................      2,645,721        2,345,610
-------------------------------------------------------------------------------------------------
Total stockholder's equity.......................................      3,106,632        2,865,816
-------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity.......................  $  56,550,563    $  52,974,124
-------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

--------------------------------------------------------------------------------

                                                                             YEARS ENDED DEC. 31,
                                                                      1998           1997            1996
CONSOLIDATED STATEMENTS OF INCOME                                               ($ thousands)
------------------------------------------------------------------------------------------------------------
Revenues:
Premiums:
Traditional life insurance.......................................  $   53,132       $   52,473    $   51,403
Disability income and long-term care insurance...................     176,298          154,021       131,518
------------------------------------------------------------------------------------------------------------
Total premiums...................................................     229,430          206,494       182,921
------------------------------------------------------------------------------------------------------------
Policyholder and contractholder charges..........................     383,965          341,726       302,999
Management and other fees........................................     401,057          340,892       271,342
Net investment income............................................   1,986,485        1,988,389     1,965,362
Net realized gain (loss) on investments..........................       6,902              860          (159)
------------------------------------------------------------------------------------------------------------
Total revenues...................................................   3,007,839        2,878,361     2,722,465
------------------------------------------------------------------------------------------------------------
Benefits and expenses:
Death and other benefits:
Traditional life insurance.......................................      29,835           28,951        26,919
Universal life-type insurance and investment contracts...........     108,349           92,814        85,017
Disability income and long-term care insurance...................      27,414           22,333        19,185
Increase in liabilities for future policy benefits:
Traditional life insurance.......................................       6,052            3,946         1,859
Disability income and long-term care insurance...................      73,305           63,631        57,230
Interest credited on universal life-type insurance and investment
contracts........................................................   1,317,124        1,386,448     1,370,468
Amortization of deferred policy acquisition costs................     382,642          322,731       278,605
Other insurance and operating expenses...........................     287,326          276,596       261,468
------------------------------------------------------------------------------------------------------------
Total benefits and expenses......................................   2,232,047        2,197,450     2,100,751
------------------------------------------------------------------------------------------------------------
Income before income taxes.......................................     775,792          680,911       621,714
Income taxes.....................................................     235,681          206,664       207,138
------------------------------------------------------------------------------------------------------------
Net income.......................................................  $  540,111       $  474,247    $  414,576
------------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                    ACCUMULATED
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY                                                       OTHER
                                                               TOTAL                  ADDITIONAL    COMPREHENSIVE
                                                            STOCKHOLDER'S CAPITAL      PAID-IN       INCOME,      RETAINED
THREE YEARS ENDED DEC. 31, 1998 ($ thousands)                 EQUITY       STOCK       CAPITAL      NET OF TAX    EARNINGS
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1995................................  $2,331,708     $3,000       $278,814    $ 230,129    $1,819,765
Comprehensive income:
Net income................................................     414,576         --             --           --       414,576
Unrealized holding losses arising during the year, net of
deferred policy acquisition costs of $10,325 and taxes of
$82,982...................................................    (154,111)        --             --     (154,111)           --
Reclassification adjustment for losses included in net
income, net of tax of $(5,429)............................      10,084         --             --       10,084            --
                                                            -----------                             ----------
Other comprehensive loss..................................    (144,027)        --             --     (144,027)           --
                                                            -----------
Comprehensive income......................................     270,549         --             --           --            --
Capital contribution from parent..........................       4,801         --          4,801           --            --
Other changes.............................................       2,022         --             --           --         2,022
Cash dividends to parent..................................    (165,000)        --             --           --      (165,000)
                                                            ---------------------------------------------------------------
Balance, December 31, 1996................................   2,444,080      3,000        283,615       86,102     2,071,363
Comprehensive income:
Net income................................................     474,247         --             --           --       474,247
Unrealized holding gains arising during the year, net of
effect on deferred policy acquisition costs of $(7,714)
and taxes of $(75,215)....................................     139,686         --             --      139,686            --
Reclassification adjustment for losses included in net
income, net of tax of $(308)..............................         571         --             --          571            --
                                                            -----------                             ----------
Other comprehensive income................................     140,257         --             --      140,257            --
                                                            -----------
Comprehensive income......................................     614,504         --             --           --            --
Capital contribution from parent..........................       7,232         --          7,232           --            --
Cash dividends to parent..................................    (200,000)        --             --           --      (200,000)
                                                            ---------------------------------------------------------------
Balance, December 31, 1997................................   2,865,816      3,000        290,847      226,359     2,345,610
Comprehensive income:
Net income................................................     540,111         --             --           --       540,111
Unrealized holding losses arising during the year, net of
effect on deferred policy acquisition costs of $6,333 and
taxes of $32,826..........................................     (60,964)        --             --      (60,964)           --
Reclassification adjustment for losses included in net
income, net of tax of $(2,254)............................       4,189         --             --        4,189            --
                                                            -----------                             ----------
Other comprehensive loss..................................     (56,775)        --             --      (56,775)           --
                                                            -----------
Comprehensive income......................................     483,336         --             --           --            --
Other changes.............................................      (2,520)        --         (2,520)          --            --
Cash dividends to parent..................................    (240,000)        --             --           --      (240,000)
                                                            ---------------------------------------------------------------
Balance, December 31, 1998................................  $3,106,632     $3,000       $288,327    $ 169,584    $2,645,721
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

--------------------------------------------------------------------------------

                                                                             YEARS ENDED DEC. 31,
                                                                      1998           1997           1996
CONSOLIDATED STATEMENTS OF CASH FLOWS                                             (thousands)
------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income.......................................................  $   540,111    $   474,247    $   414,576
Adjustments to reconcile net income to net cash provided by (used
in) operating activities:
Policy loan issuance, excluding universal life-type insurance....      (53,883)       (54,665)       (49,314)
Policy loan repayment, excluding universal life-type insurance...       57,902         46,015         41,179
Change in amounts recoverable from reinsurers....................      (56,544)       (47,994)       (43,335)
Change in other accounts receivable..............................      (10,068)         6,194         (4,981)
Change in accrued investment income..............................       (9,184)       (14,077)         4,695
Change in deferred policy acquisition costs, net.................      (10,443)      (156,486)      (294,755)
Change in liabilities for future policy benefits for traditional
life, disability income and long-term care insurance.............      138,826        112,915         97,479
Change in policy claims and other policyholders' funds...........        1,964        (15,289)        27,311
Change in deferred income tax provision (benefit)................      (19,122)        19,982        (65,609)
Change in other liabilities......................................       64,902         13,305         46,724
Amortization of premium (accretion of discount), net.............        9,170         (5,649)       (23,032)
Net realized (gain) loss on investments..........................       (6,902)          (860)           159
Policyholder and contractholder charges, non-cash................     (172,396)      (160,885)      (154,286)
Other, net.......................................................       10,786          7,161        (10,816)
------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities..............  $   485,119    $   223,914    $   (14,005)
------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
Fixed maturities held to maturity:
Purchases........................................................  $    (1,020)   $    (1,996)   $   (43,751)
Maturities, sinking fund payments and calls......................    1,162,731        686,503        759,248
Sales............................................................      236,963        236,761        279,506
Fixed maturities available for sale:
Purchases........................................................   (4,100,238)    (3,160,133)    (2,299,198)
Maturities, sinking fund payments and calls......................    2,967,311      1,206,213      1,270,240
Sales............................................................      278,955        457,585        238,905
Other investments, excluding policy loans:
Purchases........................................................     (555,647)      (524,521)      (904,536)
Sales............................................................      579,038        335,765        236,912
Change in amounts due from brokers...............................        8,073          2,647        (11,047)
Change in amounts due to brokers.................................     (186,052)       119,471        140,369
------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities..............      390,114       (641,705)      (333,352)
------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Activity related to universal life-type insurance and
investment contracts:
Considerations received..........................................    1,873,624      2,785,758      3,567,586
Surrenders and death benefits....................................   (3,792,612)    (3,736,242)    (4,250,294)
Interest credited to account balances............................    1,317,124      1,386,448      1,370,468
Universal life-type insurance policy loans:
Issuance.........................................................      (97,602)       (84,835)       (86,501)
Repayment........................................................       67,000         54,513         58,753
Capital transaction with parent..................................           --          7,232          4,801
Dividends paid...................................................     (240,000)      (200,000)      (165,000)
------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities........................     (872,466)       212,874        499,813
------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents.............        2,767       (204,917)       152,456
Cash and cash equivalents at beginning of year...................       19,686        224,603         72,147
------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year.........................  $    22,453    $    19,686    $   224,603
------------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS)
-----------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

BASIS OF PRESENTATION
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of other comprehensive income, net of deferred policy acquisition costs and deferred taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of a loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company purchases and writes index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income. Gains or losses on index options that do not qualify as hedges are marked to market through the income statement.

The Company also uses index options to manage the risks related to a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                       1998      1997      1996
-----------------------------------------------------------------
CASH PAID DURING THE YEAR FOR:
Income taxes.......................  $215,003  $174,472  $317,283
Interest on borrowings.............    14,529     8,213     4,119
-----------------------------------------------------------------

RECOGNITION OF PROFITS ON ANNUITY CONTRACTS AND INSURANCE POLICIES
Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The retrospective deposit method is used in accounting for universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal life-type insurance and deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 6% to 8%.

REINSURANCE
The maximum amount of life insurance risk retained by the Company on any one life is $750 of life benefit plus $50 of accidental death benefits. The maximum amount of life insurance risk retained on any joint-life

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) combination is $1,500. The excesses are reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. Beginning in 1998, the Company retains all disability income and waiver of premium risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1998 and 1997 are $26,291 payable to and $12,061, receivable from, respectively, AEFC for federal income taxes.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

ACCOUNTING CHANGES
Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 requires the reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For the Company, it is net income and the unrealized gains or losses on available-for-sale securities, net of the effect on deferred policy acquisition costs, taxes and reclassification adjustment.

In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which is effective January 1, 1999, requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and will be capitalized by AEFC. As a result, the new rule will not have a material impact on the Company's results of operations or financial condition.

In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company will adopt the SOP on January 1, 1999. The Company has historically carried a balance

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP will not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2000. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Earlier application of all of the provisions of this Statement is encouraged, but it is permitted only as of the beginning of any fiscal quarter that begins after issuance of the Statement. This Statement cannot be applied retroactively. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

RECLASSIFICATION
Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

--------------------------------------------------------------------------------
2. INVESTMENTS

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1998 are as follows:

                                                               GROSS         GROSS
                                                AMORTIZED   UNREALIZED    UNREALIZED        FAIR
HELD TO MATURITY                                  COST         GAINS        LOSSES         VALUE
----------------------------------------------------------------------------------------------------
U.S. Government agency obligations...........  $   39,888     $  4,460      $     --    $     44,348
State and municipal obligations..............       9,683          491            --          10,173
Corporate bonds and obligations..............   6,305,476      447,752        27,087       6,726,141
Mortgage-backed securities...................   1,609,067       30,458           152       1,639,373
----------------------------------------------------------------------------------------------------
                                               $7,964,114     $483,161      $ 27,239    $  8,420,035
----------------------------------------------------------------------------------------------------

                                                               GROSS         GROSS
                                                AMORTIZED   UNREALIZED    UNREALIZED        FAIR
AVAILABLE FOR SALE                                COST         GAINS        LOSSES         VALUE
----------------------------------------------------------------------------------------------------
U.S. Government agency obligations...........  $   52,043     $  3,324      $     --    $     55,367
State and municipal obligations..............      11,060        1,231            --          12,291
Corporate bonds and obligations..............   7,332,344      271,174       155,181       7,448,337
Mortgage-backed securities...................   5,949,502      151,511         3,869       6,097,144
----------------------------------------------------------------------------------------------------
Total fixed maturities.......................  13,344,949      427,240       159,050      13,613,139
Equity securities............................       3,000          158            --           3,158
----------------------------------------------------------------------------------------------------
                                               $13,347,949    $427,398      $159,050    $ 13,616,297
----------------------------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
The amortized cost, gross unrealized gains and losses and fair values of investmentsin fixed maturities and equity securities at December 31, 1997 are as follows:

                                                               GROSS         GROSS
                                                AMORTIZED   UNREALIZED    UNREALIZED
HELD TO MATURITY                                  COST         GAINS        LOSSES       FAIR VALUE
-----------------------------------------------------------------------------------------------------
U.S. Government agency obligations...........  $   41,932     $  2,949      $    --     $      44,881
State and municipal obligations..............       9,684          568           --            10,252
Corporate bonds and obligations..............   7,280,646      415,700        9,322         7,687,024
Mortgage-backed securities...................   1,983,188       25,976        7,911         2,001,253
-----------------------------------------------------------------------------------------------------
                                               $9,315,450     $445,193      $17,233     $   9,743,410
-----------------------------------------------------------------------------------------------------

                                                               GROSS         GROSS
                                                AMORTIZED   UNREALIZED    UNREALIZED        FAIR
AVAILABLE FOR SALE                                COST         GAINS        LOSSES          VALUE
-----------------------------------------------------------------------------------------------------
U.S. Government agency obligations...........  $   65,291     $  4,154      $    --     $      69,445
State and municipal obligations..............      11,045        1,348           --            12,393
Corporate bonds and obligations..............   5,308,129      232,761       30,198         5,510,692
Mortgage-backed securities...................   7,130,565      160,478        6,879         7,284,164
-----------------------------------------------------------------------------------------------------
Total fixed maturities.......................  12,515,030      398,741       37,077        12,876,694
Equity securities............................       3,000          361           --             3,361
-----------------------------------------------------------------------------------------------------
                                               $12,518,030    $399,102      $37,077     $  12,880,055
-----------------------------------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                           AMORTIZED      FAIR
HELD TO MATURITY                             COST         VALUE
------------------------------------------------------------------
Due in one year or less.................  $  354,296   $   359,020
Due from one to five years..............   2,111,369     2,249,847
Due from five to ten years..............   3,012,227     3,189,789
Due in more than ten years..............     877,155       982,006
Mortgage-backed securities..............   1,609,067     1,639,373
------------------------------------------------------------------
                                          $7,964,114   $ 8,420,035
------------------------------------------------------------------

                                           AMORTIZED      FAIR
AVAILABLE FOR SALE                           COST         VALUE
------------------------------------------------------------------
Due in one year or less.................  $  102,463   $   104,475
Due from one to five years..............     682,336       725,859
Due from five to ten years..............   3,904,326     4,044,378
Due in more than ten years..............   2,718,659     2,654,382
Mortgage-backed securities..............   5,937,165     6,084,045
------------------------------------------------------------------
                                          $13,344,949  $13,613,139
------------------------------------------------------------------

During the years ended December 31, 1998, 1997 and 1996, fixed maturities classified as held to maturity were sold with amortized cost of $230,036, $229,848 and $277,527, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively. Fixed maturities

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
available for sale were sold during 1997 with proceeds of $457,585 and gross realized gains and losses of $6,639 and $7,518, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $238,905 and gross realized gains and losses of $571 and $16,084, respectively.

At December 31, 1998, bonds carried at $14,302 were on deposit with various states as required by law.

At December 31, 1998, investments in fixed maturities comprised 83 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.6 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                       1998         1997
------------------------------------------------------------------
Aaa/AAA.................................  $ 7,629,628  $ 9,195,619
Aaa/AA..................................        2,277           --
Aa/AA...................................      308,053      232,451
Aa/A....................................      301,325      246,792
A/A.....................................    2,525,283    2,787,936
A/BBB...................................    1,148,736    1,200,345
Baa/BBB.................................    6,237,014    5,226,616
Baa/BB..................................      492,696      475,084
Below investment grade..................    2,664,051    2,465,637
------------------------------------------------------------------
                                          $21,309,063  $21,830,480
------------------------------------------------------------------

At December 31, 1998, 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities. At December 31, 1998, approximately 13 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                   DECEMBER 31, 1998            DECEMBER 31, 1997
--------------------------------------------------------------------------------------
                                ON BALANCE  COMMITMENTS     ON BALANCE    COMMITMENTS
REGION                            SHEET     TO PURCHASE       SHEET       TO PURCHASE
--------------------------------------------------------------------------------------
East North Central............  $ 750,705     $ 16,393     $  748,372       $ 32,462
West North Central............    491,006       81,648        456,934         14,340
South Atlantic................    839,233       21,020        922,172         14,619
Middle Atlantic...............    476,448        6,169        545,601         15,507
New England...................    263,761        2,824        316,250          2,136
Pacific.......................    195,851       16,946        184,917          3,204
West South Central............    136,841        1,412        125,227             --
East South Central............     46,029           --         60,274             --
Mountain......................    345,379        8,473        297,545         28,717
--------------------------------------------------------------------------------------
                                3,545,253      154,885      3,657,292        110,985
Less allowance for losses.....     39,795           --         38,645             --
--------------------------------------------------------------------------------------
                                $3,505,458    $154,885     $3,618,647       $110,985
--------------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)

                                     DECEMBER 31, 1998             DECEMBER 31, 1997
-----------------------------------------------------------------------------------------
                                 ON BALANCE    COMMITMENTS     ON BALANCE    COMMITMENTS
PROPERTY TYPE                      SHEET       TO PURCHASE       SHEET       TO PURCHASE
-----------------------------------------------------------------------------------------
Department/retail stores......  $ 1,139,349    $    59,305    $ 1,189,203    $    27,314
Apartments....................      960,808          9,272      1,089,127         16,576
Office buildings..............      783,576         50,450        716,729         34,546
Industrial buildings..........      298,549         13,263        295,889         21,200
Hotels/motels.................      109,185         14,122        101,052             --
Medical buildings.............      124,369             --         99,979          9,748
Nursing/retirement homes......       46,696             --         72,359             --
Mixed Use.....................       65,151             --         71,007             --
Other.........................       17,570          8,473         21,947          1,601
-----------------------------------------------------------------------------------------
                                  3,545,253        154,885      3,657,292        110,985
Less allowance for losses.....       39,795             --         38,645             --
-----------------------------------------------------------------------------------------
                                $ 3,505,458    $   154,885    $ 3,618,647    $   110,985
-----------------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1998 and 1997, the Company's recorded investment in impaired loans was $24,941 and $45,714, respectively, with allowances of $6,662 and $9,812, respectively. During 1998 and 1997, the average recorded investment in impaired loans was $37,873 and $61,870, respectively.
The Company recognized $1,809, $2,981and $4,889 of interest income related to impaired loans for the years ended December 31, 1998, 1997 and 1996 respectively.

The following table presents changes in the allowance for investment losses related to all loans:

                                      1998     1997     1996
--------------------------------------------------------------
Balance, January 1.................  $38,645  $37,495  $37,340
Provision for investment losses....    7,582    8,801   10,005
Loan payoffs.......................     (800)  (3,851)  (4,700)
Foreclosures and writeoffs.........   (5,632)  (3,800)  (5,150)
--------------------------------------------------------------
Balance, December 31...............  $39,795  $38,645  $37,495
--------------------------------------------------------------

At December 31, 1998, the Company had commitments to purchase investments other than mortgage loans for $223,011. Commitments to purchase investments are made in the ordinary course of business. The fair value of these commitments is $nil.

Net investment income for the years ended December 31 is summarized as follows:

                                        1998        1997        1996
-----------------------------------------------------------------------
Interest on fixed maturities.......  $1,676,984  $1,692,481  $1,666,929
Interest on mortgage loans.........     301,253     305,742     283,830
Other investment income............      43,518      25,089      43,283
Interest on cash equivalents.......       5,486       5,914       5,754
-----------------------------------------------------------------------
                                      2,027,241   2,029,226   1,999,796
Less investment expenses...........      40,756      40,837      34,434
-----------------------------------------------------------------------
                                     $1,986,485  $1,988,389  $1,965,362
-----------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                      1998     1997     1996
--------------------------------------------------------------
Fixed maturities...................  $12,084  $16,115  $ 8,736
Mortgage loans.....................   (5,933)  (6,424)  (8,745)
Other investments..................      751   (8,831)    (150)
--------------------------------------------------------------
                                     $ 6,902  $   860  $  (159)
--------------------------------------------------------------

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                            1998      1997       1996
------------------------------------------------------------------------
Fixed maturities available for sale.....  $(93,474) $ 223,441  $(231,853)
Equity securities.......................      (203)        53        (52)
------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                       1998      1997      1996
-----------------------------------------------------------------
Federal income taxes:
Current............................  $244,946  $176,879  $260,357
Deferred...........................   (16,602)   19,982   (65,609)
-----------------------------------------------------------------
                                      228,344   196,861   194,748
State income taxes-current.........     7,337     9,803    12,390
-----------------------------------------------------------------
Income tax expense.................  $235,681  $206,664  $207,138
-----------------------------------------------------------------

Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                                     1998                 1997                 1996
--------------------------------------------------------------------------------------------------------------------------
                                                              PROVISION    RATE    PROVISION    RATE    PROVISION    RATE
--------------------------------------------------------------------------------------------------------------------------
Federal income taxes based
on the statutory rate.......................................   $271,527    35.0%    $238,319    35.0%    $217,600    35.0%
(Decreases) increases are attributable to:
Tax-excluded interest and dividend income...................    (12,289)   (1.6)     (10,294)   (1.5)      (9,636)   (1.5)
State taxes, net of federal benefit.........................      4,769      .6        6,372      .9        8,053     1.3
Affordable housing credits..................................    (19,688)   (2.5)     (20,705)   (3.0)      (5,090)    (.8)
Other, net..................................................     (8,638)   (1.1)      (7,028)   (1.0)      (3,789)    (.7)
--------------------------------------------------------------------------------------------------------------------------
Federal income taxes........................................   $235,681    30.4%    $206,664    30.4%    $207,138    33.3%
--------------------------------------------------------------------------------------------------------------------------

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 1998, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

3. INCOME TAXES (CONTINUED)
taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                           1998      1997
---------------------------------------------------------------------------
Deferred tax assets:
Policy reserves........................................  $756,769  $748,204
Life insurance guaranty fund assessment reserve........    15,289    20,101
Other..................................................     4,253     9,589
---------------------------------------------------------------------------
Total deferred tax assets..............................   776,311   777,894
---------------------------------------------------------------------------
Deferred tax liabilities:
Deferred policy acquisition costs......................   698,471   700,032
Unrealized gain on investments.........................    91,315   121,885
Investments, other.....................................     3,455    17,559
---------------------------------------------------------------------------
Total deferred tax liabilities.........................   793,241   839,476
---------------------------------------------------------------------------
Net deferred tax liabilities...........................  $ 16,930  $ 61,582
---------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

--------------------------------------------------------------------------------
4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,598,203 as of December 31, 1998 and $1,468,677 as of December 31, 1997 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 1999 in excess of approximately $353,933 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                        1998        1997        1996
-----------------------------------------------------------------------
Statutory net income...............  $  429,903  $  379,615  $  365,585
Statutory capital and surplus......   1,883,405   1,765,290   1,565,082
-----------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
-----------------------------------------------------------------
5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 1998 and 1997. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil, $103 and $780 in 1998, 1997 and 1996, respectively.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $211, $201 and $174 in 1998, 1997 and 1996, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1998, 1997 and 1996 were $1,503, $1,245 and $990, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 1998, 1997 and 1996 was $1,352, $1,330 and $1,449, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $411,337, $414,155 and $397,362 for 1998, 1997 and 1996, respectively. Certain of these costs are included in deferred policy acquisition costs.

--------------------------------------------------------------------------------
6. COMMITMENTS AND CONTINGENCIES

At December 31, 1998, 1997 and 1996, traditional life insurance and universal life-type insurance in force aggregated $81,074,928, $74,730,720 and $67,274,354, respectively, of which $4,912,313, $4,351,904 and $3,875,921 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $66,378, $60,495 and $48,250 and reinsurance recovered from reinsurers amounted to $20,982, $19,042, and $15,612 for the years ended December 31, 1998, 1997 and
1996, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company, its parent and its subsidiaries conduct business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. The Company has been named as a defendant in three of these types of actions.

The plaintiffs purport to represent a class consisting of all persons who purchased policies or contracts from the Company and its subsidiaries. The complaints put at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. The Company and its subsidiaries believe they have meritorious defenses to the claims raised in these lawsuits.

The outcome of any litigation cannot be predicted with certainty. In the opinion of

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
-----------------------------------------------------------------

6. COMMITMENTS AND CONTINGENCIES (CONTINUED) management, however, the ultimate resolution of these lawsuits, taken in the aggregate, should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns, and is currently auditing the Company's returns for the 1990 through 1992 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of this audit.

--------------------------------------------------------------------------------
7. LINES OF CREDIT

The Company has available lines of credit with its parent aggregating $100,000. The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $nil at December 31, 1998 and 1997.

--------------------------------------------------------------------------------
8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
-----------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
The Company's holdings of derivative financial instruments are as follows:

DECEMBER 31, 1998                NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
ASSETS:                           AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
Interest rate caps............  $3,400,000  $15,985   $  4,256    $ 4,256
Interest rate floors..........   1,000,000    1,082     13,971     13,971
Options purchased.............     110,912   24,094     29,453     29,453
Liabilities:
Options purchased/written.....     265,454  (10,526 )  (11,062)        --
Off balance sheet:
Interest rate swaps...........   1,667,000       --    (73,477)        --
----------------------------------------------------------------------------
                                            $30,635   $(36,859)   $47,680
----------------------------------------------------------------------------

DECEMBER 31, 1997                NOTIONAL   CARRYING      FAIR      TOTAL CREDIT
ASSETS:                           AMOUNT     AMOUNT       VALUE       EXPOSURE
---------------------------------------------------------------------------------
Assets:
Interest rate caps............  $4,600,000   $24,963    $  15,665      $15,665
Interest rate floors..........   1,000,000     1,561        4,551        4,551
Options purchased/written.....     279,737     9,808       10,449       10,449
Liabilities:
Options written...............       7,373       (89)         114           --
Off balance sheet:
Interest rate swaps...........   1,267,000        --      (45,799)          --
---------------------------------------------------------------------------------
                                             $36,243    $ (15,020)     $30,655
---------------------------------------------------------------------------------

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 1999 to 2003. The put and call options expire on various dates from 1999 to 2005.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company is also using interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 1999 related to separate accounts and mutual funds which invest in fixed income securities. Interest will be accrued and reported in accrued investment income and other liabilities, as appropriate, and management and other fees.

The Company offers a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases and writes options on the major stock market index.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by changing economic conditions in the equity market. The Company entered into index option

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
-----------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED) collars (combination of puts and calls) to hedge anticipated fee income for 1998 and 1999 related to separate accounts and mutual funds which invest in equity securities. Testing has demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. In the event that testing demonstrates that this correlation no longer exists, or in the event the Company disposes of the index options collars, the instruments will be marked-to-market through the income statement. At December 31, 1998 deferred losses on purchased put and written call index options were $2,933 and $7,435, respectively. At December 31, 1997 deferred losses on purchased put index options were $2,428 and deferred gains on written call index options were $5,275.

--------------------------------------------------------------------------------
9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                          1998                      1997
----------------------------------------------------------------------------------
                                 CARRYING       FAIR       CARRYING       FAIR
                                   VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
FINANCIAL ASSETS
Investments:
Fixed maturities (Note 2):
Held to maturity..............  $ 7,964,114  $ 8,420,035  $ 9,315,450  $ 9,743,410
Available for sale............   13,613,139   13,613,139   12,876,694   12,876,694
Mortgage loans on real estate
(Note 2)......................    3,505,458    3,745,617    3,618,647    3,808,570
Other:
Equity securities (Note 2)....        3,158        3,158        3,361        3,361
Derivative financial
instruments (Note 8)..........       41,161       47,680       36,332       30,665
Other.........................       28,872       28,872       82,347       85,383
Cash and cash equivalents
(Note 1)......................       22,453       22,453       19,686       19,686
Separate account assets
(Note 1)......................   27,349,401   27,349,401   23,214,504   23,214,504

FINANCIAL LIABILITIES
Future policy benefits for
fixed annuities...............  $19,855,203  $19,144,838  $20,731,052  $19,882,302
Derivative financial
instruments (Note 8)..........       10,526       84,539           89       45,685
Separate account
liabilities...................   25,005,732   24,179,115   21,488,282   20,707,620
----------------------------------------------------------------------------------

At December 31, 1998 and 1997, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,226,985 and $1,185,155, respectively, and policy loans of $90,115 and $93,540, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1998 and 1997. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1998 and 1997.

At December 31, 1998 and 1997, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,343,669 and $1,726,222, respectively.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
-----------------------------------------------------------------

10. YEAR 2000 ISSUE (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was December 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June 30, 1999.

AEFC continues to evaluate the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential 2000 exposure is gathered.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

-----------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 1998 and 1997, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.

Ernst & Young LLP
Minneapolis, Minnesota
February 4, 1999

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         IDS Life Account SBS:

         Statements of Net Assets for year ended Dec. 31, 1998.
         Statements of Operations for year ended Dec. 31, 1998.
         Statements of Changes in Net Assets for year ended Dec. 31, 1998 and 1997.
         Notes to Financial Statements.
         Report of Independent Auditors dated March 13, 1999.

         IDS Life Insurance Company:

         Consolidated Balance Sheets at Dec. 31, 1998 and Dec. 31, 1997. Consolidated Statements of Income for years ended Dec. 31, 1998, 1997 and 1996.
         Consolidated Statements of Stockholder's Equity for years ended Dec. 31, 1998, 1997 and 1996.
         Consolidated Statements of Cash Flows for years ended Dec. 31, 1998, 1997 and 1996.
         Notes to Consolidated Financial Statements.
         Report of Independent Auditors dated Feb. 5, 1999.

(b)      Exhibits:

1.1 Copy of Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life Insurance Company establishing IDS Life Account SLB on May 9, 1991, filed electronically as Exhibit 1.1 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-40779 is herein incorporated by reference.

1.2 Copy of Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life Insurance Company Account SLB establishing three additional subaccounts on May 9, 1991, filed electronically as Exhibit 1.2 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-40779 is herein incorporated by reference.

2.   Not applicable.

3. Form of Distribution Agreement between IDS Life Insurance Company and Shearson Lehman Brothers, Inc., filed electronically as Exhibit 3 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-40779 is herein incorporated by reference.

4.1 Copy of Flexible Premium Deferred Variable Annuity Contract (No. 30377) filed as Exhibit 4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 33-40779, is herein incorporated by reference.

5. Copy of Flexible Premium Deferred Variable Annuity Application (No. 34613), filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-40779 is herein incorporated by reference.

6.1 Copy of Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-40779/812-7731, is hereby incorporated by reference.

6.2 Copy of Amended By-Laws of IDS Life, filed electronically as Exhibit 6.2 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-40779/812-7731, is hereby incorporated by reference.

7.   Not applicable.

8.   Not applicable.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, dated April 28, 1999 filed electronically herewith.

10.  Consent of Independent Auditors, filed electronically herewith.

11.  None.

12. Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as
     Exhibit 13 to Registrant's Post-Effective Amendment No. 4 to Registration Statement 33-40779 is hereby incorporated by reference.

14(a). Power of Attorney to sign this  Registration  Statement  dated August 19,
     1997, filed electronically as Exhibit 15.1 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 33-40779 is incorporated herein by reference.

14(b). Power of  Attorney  to sign this  Registration  Statement  dated April 9,
     1998, filed electronically as Exhibit 15.2 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 33-40779 is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)

Name                               Principal Business Address          Positions and Offices with Depositor

Timothy V. Bechtold                IDS Tower 10                        Executive Vice President, Risk
                                   Minneapolis, MN  55440              Management Products

David J. Berry                     IDS Tower 10                        Vice President
                                   Minneapolis, MN  55440

Mark W. Carter                     IDS Tower 10                        Executive Vice President, Marketing
                                   Minneapolis, MN  55440

Robert M. Elconin                  IDS Tower 10                        Vice President
                                   Minneapolis, MN  55440

Lorraine R. Hart                   IDS Tower 10                        Vice President, Investments
                                   Minneapolis, MN  55440

Jeffrey S. Horton                  IDS Tower 10                        Vice President, Treasurer and
                                   Minneapolis, MN  55440              Assistant Secretary

David R. Hubers                    IDS Tower 10                        Director
                                   Minneapolis, MN  55440

James M. Jensen                    IDS Tower 10                        Vice President, Insurance Product
                                   Minneapolis, MN  55440              Development

Richard W. Kling                   IDS Tower 10                        Director and President
                                   Minneapolis, MN  55440

Paul F. Kolkman                    IDS Tower 10                        Director and Executive Vice President
                                   Minneapolis, MN  55440

Paula R. Meyer                     IDS Tower 10                        Director and Executive Vice
                                   Minneapolis, MN  55440              President, Assured Assets

James A. Mitchell                  IDS Tower 10                        Director, Chairman of the Board and
                                   Minneapolis, MN  55440              Chief Executive Officer

Pamela J. Moret                    IDS Tower 10                        Executive Vice President, Variable
                                   Minneapolis, MN  55440              Assets

Barry J. Murphy                    IDS Tower 10                        Director and Executive Vice
                                   Minneapolis, MN  55440              President, Client Service

James R. Palmer                    IDS Tower 10                        Vice President, Taxes
                                   Minneapolis, MN  55440

Stuart A. Sedlacek                 IDS Tower 10                        Director and Executive Vice President
                                   Minneapolis, MN  55440

F. Dale Simmons                    IDS Tower 10                        Vice President, Real Estate Loan
                                   Minneapolis, MN  55440              Management

William A. Stoltzmann              IDS Tower 10                        Vice President, General Counsel and
                                   Minneapolis, MN  55440              Secretary

Philip C. Wentzel                  IDS Tower 10                        Vice President and Controller
                                   Minneapolis, MN  55440


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  IDS Life Insurance Company is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota




     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contractowners

                  On March 31, 1999, there were 716 contract owners of qualified contracts. There were 4,045 owners of nonqualified contracts.

Item 28. Indemnification

                  The By-Laws of the depositor provide that the Corporation shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify of protect any such Manager of Variable Annuity Funds A and B, director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) IDS Life is the principal underwriter for IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ, IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account RE, IDS Life Account MGA and IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

         (b) This table is the same as our response to Item 25 of this Registration Statement.

         (c)


Name of                  Net Underwriting
Principal                 Discounts and     Compensation on      Brokerage
Underwriter                Commissions         Redemption       Commissions    Compensation
IDS Life                   $17,634,855        $17,936,810          None            None


Item 30. Location of Accounts and Records

                  IDS Life Insurance Company
                  IDS Tower 10
                  Minneapolis, MN

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 1999.


                                            IDS LIFE ACCOUNT SBS
                                                 (Registrant)

                                            By  IDS Life Insurance Company
                                                     (Sponsor)

                                            By /s/ Richard W. Kling*
                                                   President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 1999.

Signature                       Title

/s/  James A. Mitchell*         Director, Chairman of the
     James A. Mitchell          Board and Chief Executive Officer

/s/  Richard W. Kling*          Director and President
     Richard W. Kling

/s/  Jeffrey S. Horton**        Vice President, Treasurer and Assistant
     Jeffrey S. Horton          Secretary

/s/  David R. Hubers*           Director
     David R. Hubers

/s/  Paul F. Kolkman*           Director and Executive Vice
     Paul F. Kolkman            President

/s/  Barry J. Murphy*           Director and Executive Vice
     Barry J. Murphy            President, Client Service

/s/  Stuart A. Sedlacek*        Director and Executive Vice
     Stuart A. Sedlacek         President

Signature                       Title

/s/  Philip C. Wentzel**        Vice President and
     Philip C. Wentzel          Controller


*Signed   pursuant  to  Power  of   Attorney,   dated   August  19,  1997  filed
electronically as Exhibit 15.1 to Post-Effective Amendment No. 7 to Registration Statement No. 33-62407, is incorporated herein by reference.

**Signed pursuant to Power of Attorney, dated April 9, 1998 filed electronically as Exhibit 15.2 to Post-Effective Amendment No. 7 to Registration Statement No. 33-62407, is incorporated herein by reference.



--------------------------
Mary Ellyn Minenko

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 8


This Registration Statement is comprised of the following papers and documents:

The Cover Page.


Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.